UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087
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Manning & Napier Fund, Inc.
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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450
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(Address of principal executive offices) (Zip Code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450
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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
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Date of fiscal year end: October 31, 2007
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Date of reporting period: November 1, 2006 through April 30, 2007
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: REPORTS TO STOCKHOLDERS

Manning & Napier Fund, Inc.
Overseas Series
Semi-Annual Report
April 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/06	4/30/07	11/1/06-4/30/07
Actual	$1,000.00	$1,177.00	$4.48
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.68	$4.16

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Portfolio Composition as of April 30, 2007 (unaudited)

Data for pie chart to follow:

Country Allocation1

Australia	3.6%
Brazil	3.5%
France	15.5%
Germany	6.2%
Guernsey	3.1%
Israel	3.4%
Japan	3.8%
Netherlands	6.1%
Switzerland	12.2%
United Kingdom	23.4%
Miscellaneous[2]	6.4%
Cash, short-term investments, and other assets, less liabilities	12.8%

1As a percentage of net assets.
2Miscellaneous
Bermuda (1.0%)
Canada (1.0%)
Mexico (1.0%)
South Korea (1.2%)
Spain (1.2%)
Taiwan (1.0%)

Sector Allocation3

Consumer Discretionary	11.9%
Consumer Staples	18.1%
Energy	6.7%
Financials	12.1%
Health Care	8.3%
Industrials	10.9%
Information Technology	13.2%
Materials	6.0%
Cash, short-term investments, and other assets, less liabilities	12.8%

3As a percentage of net assets.

2

Investment Portfolio - April 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 87.2%

Consumer Discretionary - 11.9%
Hotels, Restaurants & Leisure - 3.6%
Club Mediterranee S.A.* (France)	90,650	$5,813,514

Leisure Equipment & Products - 2.0%
Sankyo Co. Ltd. (Japan)	35,800	1,576,195
Sega Sammy Holdings, Inc. (Japan)	69,000	1,570,938
		3,147,133

Media - 2.1%
Grupo Televisa S.A. - ADR (Mexico)	57,370	1,609,229
Reuters Group plc (United Kingdom)	176,000	1,680,363
		3,289,592

Specialty Retail - 3.1%
Kingfisher plc (United Kingdom)	896,000	4,881,931

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)	30,750	1,839,873
Total Consumer Discretionary		18,972,043

Consumer Staples - 18.1%
Beverages - 2.6%
Heineken N.V. (Netherlands)	29,330	1,574,416
Scottish & Newcastle plc (United Kingdom)	211,270	2,606,394
		4,180,810

Food & Staples Retailing - 1.5%
Carrefour S.A. (France)	30,110	2,326,646

Food Products - 10.1%
Cadbury Schweppes plc (United Kingdom)	267,380	3,560,576
Nestle S.A. (Switzerland)	7,320	2,908,539
Royal Numico N.V. (Koninklijke Numico N.V.) (Netherlands)	57,730	3,195,013
Unilever plc - ADR (United Kingdom)	208,000	6,512,480
		16,176,608

Personal Products - 3.9%
Clarins S.A. (France)	44,020	3,691,609
L'Oreal S.A. (France)	21,030	2,528,639
		6,220,248
Total Consumer Staples		28,904,312

Energy - 6.7%
Energy Equipment & Services - 5.7%
Abbot Group plc (United Kingdom)	1,193,000	6,249,695
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	14,000	2,926,767
		9,176,462

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - April 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Energy (continued)
Oil, Gas & Consumable Fuels - 1.0%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	18,100	$1,614,882
Total Energy		10,791,344

Financials - 12.1%
Capital Markets - 1.6%
Macquarie Bank Ltd. (Australia)	34,700	2,506,601

Commercial Banks - 5.3%
HSBC Holdings plc (United Kingdom)	169,000	3,135,825
Royal Bank of Scotland Group plc (United Kingdom)	90,460	3,490,848
Societe Generale (France)	8,370	1,787,363
		8,414,036

Diversified Financial Services - 2.2%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	33,280	3,587,430

Insurance - 3.0%
Allianz SE (Germany)	13,680	3,113,545
Willis Group Holdings Ltd. (United Kingdom)	39,800	1,632,596
		4,746,141
Total Financials		19,254,208

Health Care - 8.3%
Health Care Equipment & Supplies - 1.0%
Straumann Holding AG (Switzerland)	5,370	1,576,665

Health Care Providers & Services - 2.1%
Sonic Healthcare Ltd. (Australia)	278,000	3,298,477

Life Sciences Tools & Services - 1.0%
QIAGEN N.V.* (Netherlands)	92,200	1,634,706

Pharmaceuticals - 4.2%
Novartis AG - ADR (Switzerland)	115,000	6,680,350
Total Health Care		13,190,198

Industrials - 10.9%
Aerospace & Defense - 2.5%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	84,300	3,954,513

Air Freight & Logistics - 4.1%
Deutsche Post AG (Germany)	92,500	3,194,530
TNT N.V. (Netherlands)	72,100	3,265,244
		6,459,774

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - April 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Industrials (continued)
Electrical Equipment - 2.3%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	85,500	$1,706,580
Gamesa Corporacion Tecnologica S.A. (Spain)	55,100	1,920,196
		3,626,776

Industrial Conglomerates - 1.0%
Tyco International Ltd. (Bermuda)	51,000	1,664,130

Machinery - 1.0%
Heidelberger Druckmaschinen AG (Germany)	35,000	1,663,392
Total Industrials		17,368,585

Information Technology - 13.2%
Communications Equipment - 4.1%
ECI Telecom Ltd.* (Israel)	546,000	4,564,560
Spirent Communications plc* (United Kingdom)	1,257,000	1,891,293
		6,455,853

Electronic Equipment & Instruments - 2.2%
AU Optronics Corp. - ADR (Taiwan)	102,000	1,622,820
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	93,000	1,879,530
		3,502,350

Software - 6.9%
Aladdin Knowledge Systems Ltd.* (Israel)	43,800	917,172
Amdocs Ltd.* (Guernsey)	133,000	4,887,750
Misys plc (United Kingdom)	329,000	1,651,151
Square Enix Co. Ltd. (Japan)	57,400	1,470,193
UbiSoft Entertainment S.A.* (France)	42,780	2,130,623
		11,056,889
Total Information Technology		21,015,092

Materials - 6.0%
Chemicals - 5.0%
Lonza Group AG (Switzerland)	67,500	6,635,953
NITTO DENKO Corp. (Japan)	32,300	1,438,319
		8,074,272

Paper & Forest Products - 1.0%
Norbord, Inc. (Canada)	209,840	1,594,224
Total Materials		9,668,496

TOTAL COMMON STOCKS
(Identified Cost $119,191,977)		139,164,278

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - April 30, 2007 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

SHORT-TERM INVESTMENTS - 11.6%
Dreyfus Treasury Cash Management - Institutional Shares	3,540,271	$3,540,271
Fannie Mae Discount Note, 5/18/2007	$10,000,000	9,974,821
U.S. Treasury Bill, 5/17/2007	5,000,000	4,989,428

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $18,505,681)		18,504,520

TOTAL INVESTMENTS - 98.8%
(Identified Cost $137,697,658)		157,668,798

OTHER ASSETS, LESS LIABILITIES - 1.2%		1,932,287

NET ASSETS - 100%		$159,601,085

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 23.4%; France - 15.5%; Switzerland - 12.2%.

The accompanying notes are an integral part of the financial statements.

6

Statement of Assets & Liabilities (unaudited)

April 30, 2007

ASSETS:

Investments, at value (identified cost $137,697,658) (Note 2)	$157,668,798
Foreign currency, at value (cost $5,371)	5,446
Receivable for securities sold	1,367,661
Dividends receivable	634,849
Foreign tax reclaims receivable	39,421
Receivable for fund shares sold	4,500

TOTAL ASSETS	159,720,675

LIABILITIES:

Accrued management fees (Note 3)	87,736
Accrued fund accounting and transfer agent fees (Note 3)	8,274
Accrued directors' fees (Note 3)	553
Accrued Chief Compliance Officer service fees (Note 3)	476
Audit fees payable	21,427
Payable for fund shares repurchased	163
Other payables and accrued expenses	961

TOTAL LIABILITIES	119,590

TOTAL NET ASSETS	$159,601,085

NET ASSETS CONSIST OF:

Capital stock	$52,090
Additional paid-in-capital	132,288,252
Undistributed net investment income	836,694
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	6,443,342
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	19,980,707

TOTAL NET ASSETS	$159,601,085

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($159,601,085/5,209,047 shares)	$30.64

The accompanying notes are an integral part of the financial statements.

7

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2007

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $68,306)	$1,294,585
Interest	249,508

Total Investment Income	1,544,093

EXPENSES:

Management fees (Note 3)	453,364
Fund accounting and transfer agent fees (Note 3)	43,889
Directors' fees (Note 3)	3,520
Chief Compliance Officer service fees (Note 3)	2,827
Custodian fees	9,310
Miscellaneous	26,945

Total Expenses	539,855

NET INVESTMENT INCOME	1,004,238

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on -
Investments	6,476,287
Foreign currency and other assets and liabilities	2,160

6,478,447

Net change in unrealized appreciation on -
Investments	13,769,147
Foreign currency and other assets and liabilities	8,767

13,777,914

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	20,256,361

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,260,599

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	4/30/07	Year Ended
	(unaudited)	10/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,004,238	$558,113
Net realized gain on investments and foreign currency	6,478,447	2,243,777
Net change in unrealized appreciation on investments and foreign currency	13,777,914	6,001,204

Net increase from operations	21,260,599	8,803,094

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(729,409)	(15,768)
From net realized gain on investments	(2,259,452)	(112,617)

Total distributions to shareholders	(2,988,861)	(128,385)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	53,911,465	77,126,610

Net increase in net assets	72,183,203	85,801,319

NET ASSETS:

Beginning of period	87,417,882	1,616,563

End of period (including undistributed net investment income of $836,694 and $561,865, respectively)	$159,601,085	$87,417,882

The accompanying notes are an integral part of the financial statements.

9

Financial Highlights

	For the Six
	Months Ended					For the Period
	4/30/07	For the Years Ended				7/10/02[1] to
	(unaudited)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$26.69	$21.56	$18.84	$15.66	$12.54	$14.37

Income (loss) from investment operations:
Net investment income (loss)	0.16	0.42[5]	0.21	0.17	0.15	-[3]
Net realized and unrealized gain (loss) on investments	4.49	6.42	2.85	3.18	2.97	(1.83)

Total from investment operations	4.65	6.84	3.06	3.35	3.12	(1.83)

Less distributions to shareholders:
From net investment income	(0.17)	(0.21)	(0.15)	(0.17)	-	-
From net realized gain on investments	(0.53)	(1.50)	(0.19)	-	-	-

Total distributions to shareholders	(0.70)	(1.71)	(0.34)	(0.17)	-	-

Net asset value - End of period	$30.64	$26.69	$21.56	$18.84	$15.66	$12.54

Total return[2]	17.70%	33.68%	16.34%	21.58%	24.88%	(12.73%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	0.83%[4]	0.95%	1.05%	1.05%	1.05%	1.05%[4]
Net investment income (loss)	1.55%[4]	1.69%	1.15%	1.08%	1.15%	(0.10%)[4]

Portfolio turnover	27%	54%	40%	35%	30%	12%

Net assets - End of period (000's omitted)	$159,601	$87,418	$1,617	$1,044	$701	$510

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

N/A	0.09%	4.16%	5.63%	19.95%	33.12%[4]

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.
3Less than $0.01.
4Annualized.
5Calculated based on average shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

10

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Overseas Series (the "Series") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term capital growth by investing primarily in common stocks of issuers from outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2007, 1.26 billion shares have been designated in total among 21 series, of which 50 million have been designated as Overseas Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

11

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series' average daily net assets.

12

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct fund operating expenses for the Series at no more than 0.95% of average daily net assets each year. For the six months ended April 30, 2007, the Advisor did not waive its management fee or reimburse any expenses of the Series. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $72,353,368 and $30,640,304, respectively. There were no purchases or sales of United States Government securities.

13

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Overseas Series were:

	For the Six Months		For the Year
	Ended 4/30/07		Ended 10/31/06
	Shares	Amount	Shares	Amount
Sold	1,864,685	$52,043,630	3,200,190	$77,121,998
Reinvested	89,581	2,471,536	5,980	127,802
Repurchased	(21,096)	(603,701)	(5,256)	(123,190)
Total	1,933,170	$53,911,465	3,200,914	$77,126,610

At April 30, 2007, the retirement plan of the Advisor and its affiliates owned 104,767 shares of the Series (2.0% of shares outstanding) valued at $3,210,061. In addition, three shareholders owned 4,390,046 shares of the Series (84.3% of shares outstanding) valued at $134,511,009. Investment activities of these shareholders may have a material effect on the Series.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2007.

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2006 were as follows:

Ordinary income	$42,577
Long-term capital gains	85,808

14

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION (continued)

At April 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$137,709,874

Unrealized appreciation	$20,761,634
Unrealized depreciation	(802,710)

Net unrealized appreciation	$19,958,924

9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 needs to be implemented no later than the first required financial statement reporting period for its fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Series’ financial statements.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

15

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) annual in-person meeting, held on November 16, 2006, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor’s performance under the Agreement over the previous year. The Board then deliberated on the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with its review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

•
The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•
The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•
The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 6 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement is reasonable.

•
The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database.

16

Renewal of Investment Advisory Agreement (unaudited)

Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•
The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•
In addition to the factors described above, the Board considered the Advisor’s personnel, the Advisor’s investment strategies, the Advisor’s policies and procedures relating to compliance with personal securities transactions, and the Advisor’s reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•
The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s conclusions regarding the factors described above, the Board, including a majority of Directors that are “not interested” as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                                         1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                                         1-800-466-3863
On the SEC’s web site                   http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                                         1-800-466-3863
On the SEC’s web site                   http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                                         1-800-466-3863
On the SEC’s web site                   http://www.sec.gov
On the Advisor’s web site            http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.
Tax Managed Series
Semi-Annual Report
April 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/06	4/30/07	11/1/06-4/30/07
Actual	$1,000.00	$1,085.70	$6.21
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 3007 (unaudited)

Data for pie chart to follow:

Sector Allocation1

Consumer Discretionary	14.3%
Consumer Staples	9.4%
Energy	6.2%
Financials	8.5%
Health Care	16.8%
Industrials	10.7%
Information Technology	19.4%
Materials	2.7%
Telecommunication Services	0.5%
Utilities	4.2%
Cash, short-term investments, and other assets, less liabilities	7.3%

1As a percentage of net assets.

2

Investment Portfolio - April 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 92.7%

Consumer Discretionary - 14.3%
Hotels, Restaurants & Leisure - 3.7%
Carnival Corp.	8,970	$438,543
International Game Technology	7,850	299,399
		737,942

Media - 6.9%
Cablevision Systems Corp. - Class A*	8,780	287,808
Comcast Corp. - Class A*	10,940	291,660
The E.W. Scripps Co. - Class A	9,210	398,793
Time Warner, Inc.	20,010	412,806
		1,391,067

Specialty Retail - 3.7%
Kingfisher plc (United Kingdom) (Note 7)	41,840	227,969
Limited Brands, Inc.	10,480	288,934
Tractor Supply Co.*	4,490	232,313
		749,216
Total Consumer Discretionary		2,878,225

Consumer Staples - 9.4%
Beverages - 3.0%
The Coca-Cola Co.	11,680	609,579

Food Products - 5.3%
Kellogg Co.	3,360	177,778
Nestle S.A. (Switzerland) (Note 7)	1,050	417,208
Unilever plc - ADR (United Kingdom) (Note 7)	15,330	479,982
		1,074,968

Personal Products - 1.1%
The Estee Lauder Companies, Inc. - Class A	4,190	215,450
Total Consumer Staples		1,899,997

Energy - 6.2%
Energy Equipment & Services - 5.1%
Baker Hughes, Inc.	1,845	148,320
National-Oilwell Varco, Inc.*	2,900	246,065
Schlumberger Ltd.	4,710	347,739
Weatherford International Ltd.*	5,630	295,519
		1,037,643

Oil, Gas & Consumable Fuels - 1.1%
Hess Corp.	3,890	220,758
Total Energy		1,258,401

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - April 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Financials - 8.5%
Capital Markets - 1.0%
SEI Investments Co.	3,130	$191,024

Commercial Banks - 4.4%
PNC Financial Services Group, Inc.	3,640	269,724
U.S. Bancorp	9,060	311,211
Wachovia Corp.	5,440	302,138
		883,073

Consumer Finance - 1.6%
SLM (Sallie Mae) Corp.	6,020	324,057

Diversified Financial Services - 1.5%
Bank of America Corp.	5,970	303,873
Total Financials		1,702,027

Health Care - 16.8%
Biotechnology - 1.4%
Amgen, Inc.*	2,250	144,315
Genzyme Corp.*	2,100	137,151
		281,466

Health Care Equipment & Supplies - 7.2%
Bausch & Lomb, Inc.	3,680	216,494
Boston Scientific Corp.*	38,140	588,882
The Cooper Companies, Inc.	5,540	283,094
Medtronic, Inc.	6,680	353,572
		1,442,042

Health Care Providers & Services - 1.1%
Tenet Healthcare Corp.*	30,890	229,204

Health Care Technology - 1.2%
Eclipsys Corp.*	13,150	246,431

Life Sciences Tools & Services - 3.1%
Affymetrix, Inc.*	5,920	155,518
Invitrogen Corp.*	3,100	202,957
PerkinElmer, Inc.	10,540	255,068
		613,543

Pharmaceuticals - 2.8%
Novartis AG - ADR (Switzerland) (Note 7)	9,770	567,539
Total Health Care		3,380,225

Industrials - 10.7%
Aerospace & Defense - 0.9%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	3,760	176,382

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - April 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Industrials (continued)
Air Freight & Logistics - 2.0%
United Parcel Service, Inc. - Class B	5,840	$411,311

Airlines - 4.2%
JetBlue Airways Corp.*	26,990	267,471
Southwest Airlines Co.	39,970	573,570
		841,041

Industrial Conglomerates - 3.6%
3M Co.	5,390	446,130
Tyco International Ltd. (Bermuda) (Note 7)	8,630	281,597
		727,727
Total Industrials		2,156,461

Information Technology - 19.4%
Communications Equipment - 5.3%
Cisco Systems, Inc.*	17,010	454,847
Juniper Networks, Inc.*	14,290	319,524
Research In Motion Ltd. (RIM)* (Canada) (Note 7)	2,235	294,081
		1,068,452

Computers & Peripherals - 1.4%
EMC Corp.*	18,170	275,821

Electronic Equipment & Instruments - 0.8%
LG. Philips LCD Co. Ltd. - ADR* (South Korea) (Note 7)	7,900	159,659

IT Services - 6.3%
Automatic Data Processing, Inc.	10,120	452,971
Broadridge Financial Solutions, Inc.*	831	16,653
CheckFree Corp.*	11,630	391,466
Western Union Co.	19,820	417,211
		1,278,301

Software - 5.6%
Electronic Arts, Inc.*	7,250	365,473
NAVTEQ Corp.*	7,090	250,702
Salesforce.com, Inc.*	5,280	221,760
Symantec Corp.*	4,000	70,400
TIBCO Software, Inc.*	24,690	225,173
		1,133,508
Total Information Technology		3,915,741

Materials - 2.7%
Chemicals - 1.5%
Lonza Group AG (Switzerland) (Note 7)	1,720	169,094
NITTO DENKO Corp. (Japan) (Note 7)	3,300	146,949
		316,043

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - April 30, 2007 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Materials (continued)
Paper & Forest Products - 1.2%
Louisiana-Pacific Corp.	11,980	$236,126
Total Materials		552,169

Telecommunication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group plc - ADR (United Kingdom) (Note 7)	3,340	95,958

Utilities - 4.2%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	5,960	299,311

Independent Power Producers & Energy Traders - 1.2%
Mirant Corp.*	5,620	252,169

Multi-Utilities - 1.5%
Xcel Energy, Inc.	12,310	296,548
Total Utilities		848,028

TOTAL COMMON STOCKS
(Identified Cost $16,649,053)		18,687,232

SHORT-TERM INVESTMENTS - 7.2%
Dreyfus Treasury Cash Management - Institutional Shares	554,468	554,468
U.S. Treasury Bill, 5/17/2007	$900,000	898,055

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,452,523)		1,452,523

TOTAL INVESTMENTS - 99.9%
(Identified Cost $18,101,576)		20,139,755

OTHER ASSETS, LESS LIABILITIES - 0.1%		13,778

NET ASSETS - 100%		$20,153,533

*Non-income producing security
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

6

Statement of Assets and Liabilities (unaudited)

April 30, 2007

ASSETS:

Investments, at value (identified cost $18,101,576) (Note 2)	$20,139,755
Cash	138,987
Foreign currency, at value (cost $2)	3
Receivable for securities sold	127,326
Receivable for fund shares sold	54,900
Dividends receivable	11,319
Foreign tax reclaims receivable	5,815
Prepaid expenses	398

TOTAL ASSETS	20,478,503

LIABILITIES:

Accrued management fees (Note 3)	11,926
Accrued fund accounting and transfer agent fees (Note 3)	3,060
Accrued directors' fees (Note 3)	573
Accrued Chief Compliance Officer service fees (Note 3)	476
Payable for securities purchased	284,390
Audit fees payable	19,045
Payable for fund shares repurchased	5,500

TOTAL LIABILITIES	324,970

TOTAL NET ASSETS	$20,153,533

NET ASSETS CONSIST OF:

Capital stock	$7,418
Additional paid-in-capital	17,522,122
Undistributed net investment income	40,313
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	545,340
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	2,038,340

TOTAL NET ASSETS	$20,153,533

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($20,153,533/741,820 shares)	$27.17

The accompanying notes are an integral part of the financial statements.

7

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2007

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $2,329)	$99,334
Interest	7,957

Total Investment Income	107,291

EXPENSES:

Management fees (Note 3)	52,884
Fund accounting and transfer agent fees (Note 3)	5,650
Directors' fees (Note 3)	3,521
Chief Compliance Officer service fees (Note 3)	2,827
Audit fees	15,620
Custodian fees	1,140
Miscellaneous	5,709

Total Expenses	87,351
Less reduction of expenses (Note 3)	(23,473)

Net Expenses	63,878

NET INVESTMENT INCOME	43,413

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	553,464
Foreign currency and other assets and liabilities	(15)
553,449

Net change in unrealized appreciation on -
Investments	467,447
Foreign currency and other assets and liabilities	154
467,601

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,021,050

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,064,463

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	4/30/07	Year Ended
	(unaudited)	10/31/06
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$43,413	$36,787
Net realized gain on investments and foreign currency	553,449	554,448
Net change in unrealized appreciation on investments and foreign currency	467,601	690,849

Net increase from operations	1,064,463	1,282,084

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(38,908)	(15,005)
From net realized gain on investments	(554,278)	(790,371)

Total distributions to shareholders	(593,186)	(805,376)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	12,097,635	222,291

Net increase in net assets	12,568,912	698,999

NET ASSETS:

Beginning of period	7,584,621	6,885,622

End of period (including undistributed net investment income of $40,313 and $35,808, respectively)	$20,153,533	$7,584,621

The accompanying notes are an integral part of the financial statements.

9

Financial Highlights

	For the Six
	Months Ended
	4/30/07	For the Years Ended
	(unaudited)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02
Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$27.01	$25.60	$23.51	$20.15	$17.59	$19.53

Income (loss) from investment operations:
Net investment income	0.06	0.13	0.06	0.03	0.05	0.10
Net realized and unrealized gain (loss) on investments	2.19	4.41	3.36	3.38	2.62	(1.94)

Total from investment operations	2.25	4.54	3.42	3.41	2.67	(1.84)

Less distributions to shareholders:
From net investment income	(0.14)	(0.06)	(0.02)	(0.05)	(0.11)	(0.10)
From net realized gain on investments	(1.95)	(3.07)	(1.31)	-	-	-

Total distributions to shareholders	(2.09)	(3.13)	(1.33)	(0.05)	(0.11)	(0.10)

Net asset value - End of period	$27.17	$27.01	$25.60	$23.51	$20.15	$17.59

Total return[1]	8.57%	20.01%	14.96%	16.96%	15.27%	(9.49%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[2]	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.82%[2]	0.54%	0.23%	0.10%	0.26%	0.53%

Portfolio turnover	19%	61%	68%	64%	34%	63%

Net assets - End of period (000's omitted)	$20,154	$7,585	$6,886	$6,205	$4,875	$3,726

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

0.44%[2]	0.78%	0.82%	0.83%	2.53%	3.16%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

10

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Tax Managed Series (the "Series") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the total return earned by shareholders.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2007, 1.26 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as Tax Managed Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

11

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)
Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

12

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct fund operating expenses for the Class A Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $23,473 for the six months ended April 30, 2007, which is reflected as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $12,116,556 and $1,928,047, respectively. There were no purchases or sales of United States Government securities.

13

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Tax Managed Series were:

	For the Six Months		For the Year
	Ended 4/30/07		Ended 10/31/06
	Shares	Amount	Shares	Amount
Sold	457,538	$12,013,485	28,466	$698,775
Reinvested	22,121	582,684	34,862	792,414
Repurchased	(18,643)	(498,534)	(51,527)	(1,268,898)
Total	461,016	$12,097,635	11,801	$222,291

The Advisor owned 30,324 shares on April 30, 2007 (4.1% of shares outstanding) valued at $823,903.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2007.

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2006 were as follows:

Ordinary income	$15,005
Long-term capital gains	790,371

14

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION (continued)

At April 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$18,101,576

Unrealized appreciation	$2,184,153
Unrealized depreciation	(145,974)

Net unrealized appreciation	$2,038,179

9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 needs to be implemented no later than the first required financial statement reporting period for its fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Series’ financial statements.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

15

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) annual in-person meeting, held on November 16, 2006, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor’s performance under the Agreement over the previous year. The Board then deliberated on the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with its review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

•
The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•
The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•
The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 6 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement is reasonable.

•
The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database.

16

Renewal of Investment Advisory Agreement (unaudited)

Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•
The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•
In addition to the factors described above, the Board considered the Advisor’s personnel, the Advisor’s investment strategies, the Advisor’s policies and procedures relating to compliance with personal securities transactions, and the Advisor’s reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•
The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s conclusions regarding the factors described above, the Board, including a majority of Directors that are “not interested” as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                                         1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                                         1-800-466-3863
On the SEC’s web site                   http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                                         1-800-466-3863
On the SEC’s web site                   http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                                         1-800-466-3863
On the SEC’s web site                   http://www.sec.gov
On the Advisor’s web site            http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.
Equity Series
Semi-Annual Report
April 30, 2007

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/06	4/30/07	11/1/06-4/30/07
Actual	$1,000.00	$1,088.70	$5.44
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of April 30, 2007 (unaudited)

Data for pie chart to follow:

Sector Allocation1

Consumer Discretionary	16.5%
Consumer Staples	6.0%
Energy	9.5%
Financials	9.7%
Health Care	16.1%
Industrials	11.6%
Information Technology	20.0%
Materials	1.3%
Utilities	4.9%
Cash, short-term investments, and liabilities, less other assets	4.4%

1As a percentage of net assets.

2

Investment Portfolio - April 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCKS - 95.6%

Consumer Discretionary - 16.5%
Hotels, Restaurants & Leisure - 4.8%
Carnival Corp.	55,920	$2,733,929
International Game Technology	55,730	2,125,542
		4,859,471

Media - 8.9%
Cablevision Systems Corp. - Class A*	55,020	1,803,556
Comcast Corp. - Class A*	77,870	2,076,014
The E.W. Scripps Co. - Class A	57,370	2,484,121
Time Warner, Inc.	128,750	2,656,112
		9,019,803

Specialty Retail - 2.8%
Limited Brands, Inc.	58,500	1,612,845
Tractor Supply Co.*	23,450	1,213,303
		2,826,148
Total Consumer Discretionary		16,705,422

Consumer Staples - 6.0%
Beverages - 3.5%
The Coca-Cola Co.	69,060	3,604,241

Food Products - 1.2%
Kellogg Co.	22,690	1,200,528

Personal Products - 1.3%
The Estee Lauder Companies, Inc. - Class A	24,840	1,277,273
Total Consumer Staples		6,082,042

Energy - 9.5%
Energy Equipment & Services - 8.2%
Baker Hughes, Inc.	24,010	1,930,164
National-Oilwell Varco, Inc.*	25,500	2,163,675
Schlumberger Ltd.	31,550	2,329,336
Weatherford International Ltd.*	36,930	1,938,456
		8,361,631

Oil, Gas & Consumable Fuels - 1.3%
Hess Corp.	22,860	1,297,305
Total Energy		9,658,936

Financials - 9.7%
Capital Markets - 1.1%
SEI Investments Co.	18,820	1,148,585

Commercial Banks - 5.9%
PNC Financial Services Group, Inc.	25,280	1,873,248

The accompanying notes are an integral part of the financial statements.

3

Investment Portfolio - April 30, 2007 (unaudited)

		Value
	Shares	(Note 2)

Financials (continued)
Commercial Banks (continued)
U.S. Bancorp	54,700	$1,878,945
Wachovia Corp.	39,740	2,207,160
		5,959,353

Diversified Financial Services - 2.7%
Bank of America Corp.	53,100	2,702,790
Total Financials		9,810,728

Health Care - 16.1%
Biotechnology - 1.6%
Amgen, Inc.*	11,150	715,161
Genzyme Corp.*	14,010	914,993
		1,630,154

Health Care Equipment & Supplies - 8.4%
Bausch & Lomb, Inc.	22,970	1,351,325
Boston Scientific Corp.*	212,760	3,285,014
The Cooper Companies, Inc.	32,730	1,672,503
Medtronic, Inc.	41,780	2,211,415
		8,520,257

Health Care Providers & Services - 1.2%
Tenet Healthcare Corp.*	170,100	1,262,142

Health Care Technology - 1.5%
Eclipsys Corp.*	78,920	1,478,961

Life Sciences Tools & Services - 3.4%
Affymetrix, Inc.*	38,500	1,011,395
Invitrogen Corp.*	17,130	1,121,501
PerkinElmer, Inc.	52,040	1,259,368
		3,392,264
Total Health Care		16,283,778

Industrials - 11.6%
Air Freight & Logistics - 2.7%
United Parcel Service, Inc. - Class B	38,290	2,696,765

Airlines - 5.1%
JetBlue Airways Corp.*	163,780	1,623,060
Southwest Airlines Co.	247,030	3,544,880
		5,167,940

Commercial Services & Supplies - 1.1%
The Dun & Bradstreet Corp.	12,100	1,092,630

Industrial Conglomerates - 2.7%
3M Co.	33,580	2,779,417
Total Industrials		11,736,752

The accompanying notes are an integral part of the financial statements.

4

Investment Portfolio - April 30, 2007 (unaudited)

	Shares/	Value
	Principal Amount	(Note 2)

Information Technology - 20.0%
Communications Equipment - 4.5%
Cisco Systems, Inc.*	90,980	$2,432,805
Juniper Networks, Inc.*	95,970	2,145,889
		4,578,694

Computers & Peripherals - 1.5%
EMC Corp.*	98,850	1,500,543

IT Services - 7.8%
Automatic Data Processing, Inc.	57,610	2,578,624
CheckFree Corp.*	78,620	2,646,349
Western Union Co.	124,130	2,612,937
		7,837,910

Software - 6.2%
Electronic Arts, Inc.*	38,070	1,919,109
NAVTEQ Corp.*	41,850	1,479,816
Salesforce.com, Inc.*	35,670	1,498,140
TIBCO Software, Inc.*	152,250	1,388,520
		6,285,585
Total Information Technology		20,202,732

Materials - 1.3%
Paper & Forest Products - 1.3%
Louisiana-Pacific Corp.	68,990	1,359,793

Utilities - 4.9%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	38,070	1,911,875

Independent Power Producers & Energy Traders - 1.5%
Mirant Corp.*	34,030	1,526,926

Multi-Utilities - 1.5%
Xcel Energy, Inc.	61,570	1,483,221
Total Utilities		4,922,022

TOTAL COMMON STOCKS
(Identified Cost $92,824,328)		96,762,205

SHORT-TERM INVESTMENTS - 9.6%
Dreyfus Treasury Cash Management - Institutional Shares	5,214,131	5,214,131
U.S. Treasury Bill, 5/17/2007	$4,500,000	4,490,360

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $9,704,491)		9,704,491

The accompanying notes are an integral part of the financial statements.

5

Investment Portfolio - April 30, 2007 (unaudited)

Value
(Note 2)

TOTAL INVESTMENTS - 105.2%
(Identified Cost $102,528,819)	$106,466,696

LIABILITIES, LESS OTHER ASSETS - (5.2%)	(5,279,150)

NET ASSETS - 100%	$101,187,546

*Non-income producing security

The accompanying notes are an integral part of the financial statements.

6

Statement of Assets and Liabilities (unaudited)

April 30, 2007

ASSETS:

Investments, at value (identified cost $102,528,819) (Note 2)	$106,466,696
Cash	1,010,045
Receivable for fund shares sold	386,736
Dividends receivable	21,358
Prepaid expenses	2,299

TOTAL ASSETS	107,887,134

LIABILITIES:

Accrued management fees (Note 3)	71,532
Accrued fund accounting and transfer agent fees (Note 3)	9,985
Accrued directors' fees (Note 3)	553
Accrued Chief Compliance Officer service fees (Note 3)	476
Payable for securities purchased	6,571,946
Payable for fund shares repurchased	26,314
Audit fees payable	18,782

TOTAL LIABILITIES	6,699,588

TOTAL NET ASSETS	$101,187,546

NET ASSETS CONSIST OF:

Capital stock	$49,592
Additional paid-in-capital	95,687,764
Undistributed net investment income	84,700
Accumulated net realized gain on investments	1,427,613
Net unrealized appreciation on investments	3,937,877

TOTAL NET ASSETS	$101,187,546

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($101,187,546/4,959,224 shares)	$20.40

The accompanying notes are an integral part of the financial statements.

7

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2007

INVESTMENT INCOME:

Dividends	$320,720
Interest	49,616

Total Investment Income	370,336

EXPENSES:

Management fees (Note 3)	253,403
Fund accounting and transfer agent fees (Note 3)	17,841
Directors' fees (Note 3)	3,520
Chief Compliance Officer service fees (Note 3)	2,827
Audit fees	15,620
Custodian fees	1,655
Miscellaneous	4,589

Total Expenses	299,455
Less reduction of expenses (Note 3)	(30,692)

Net Expenses	268,763

NET INVESTMENT INCOME	101,573

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	1,444,914
Net change in unrealized appreciation on investments	3,082,928

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,527,842

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,629,415

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	4/30/07	Year Ended
	(unaudited)	10/31/06
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$101,573	$15,778
Net realized gain on investments	1,444,914	257,455
Net change in unrealized appreciation on investments	3,082,928	578,152

Net increase from operations	4,629,415	851,385

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(32,651)	-
From net realized gain on investments	(277,398)	(212,143)

Total distributions to shareholders	(310,049)	(212,143)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	88,557,993	4,957,234

Net increase in net assets	92,877,359	5,596,476

NET ASSETS:

Beginning of period	8,310,187	2,713,711

End of period (including undistributed net investment income of $84,700 and $15,778, respectively)	$101,187,546	$8,310,187

The accompanying notes are an integral part of the financial statements.

9

Financial Highlights

	For the Six
	Months Ended					For the Period
	4/30/07	For the Years Ended				7/10/02[1] to
	(unaudited)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$19.19	$17.24	$15.63	$13.42	$11.42	$11.51

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.04	(0.01)	(0.01)	0.01	0.03
Net realized and unrealized gain (loss) on investments	1.65	3.25	2.45	2.23	2.02	(0.12)

Total from investment operations	1.68	3.29	2.44	2.22	2.03	(0.09)

Less distributions to shareholders:
From net investment income	(0.05)	-	-	(0.01)	(0.03)	-
From net realized gain on investments	(0.42)	(1.34)	(0.83)	-	-	-

Total distributions to shareholders	(0.47)	(1.34)	(0.83)	(0.01)	(0.03)	-

Net asset value - End of period	$20.40	$19.19	$17.24	$15.63	$13.42	$11.42

Total return[2]	8.87%	20.36%	16.05%	16.52%	17.82%	(0.78%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%[3]	1.05%	1.05%	1.05%	1.05%	1.05%[3]
Net investment income (loss)	0.40%[3]	0.35%	(0.04%)	(0.06%)	0.09%	0.78%[3]

Portfolio turnover	23%	55%	57%	60%	58%	30%

Net assets - End of period (000's omitted)	$101,188	$8,310	$2,714	$1,769	$1,206	$518

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses.  If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:

0.12%[3]	1.24%	2.33%	2.85%	11.55%	31.99%[3]

1Commencement of operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Equity Series (the "Series") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth of capital, primarily through investments in U.S. common stocks.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2007, 1.26 billion shares have been designated in total among 21 series, of which 75 million have been designated as Equity Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

11

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct fund operating expenses for the Series at no more than 1.05% of average daily net assets each year. Accordingly, the Advisor waived fees of $30,692 for the six months ended April 30, 2007, which is reflected as a

12

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES (continued)

reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2007, purchases and sales of securities, other than United States Government securities and short-term securities, were $96,172,867 and $11,415,474, respectively. There were no purchases or sales of United States Government securities.

5. CAPITAL STOCK TRANSACTIONS

Transactions in shares of Equity Series were:

	For the Six Months		For the Year
	Ended 4/30/07		Ended 10/31/06
	Shares	Amount	Shares	Amount
Sold	4,634,344	$90,712,626	285,373	$5,132,563
Reinvested	15,722	309,402	12,768	210,548
Repurchased	(123,987)	(2,464,035)	(22,384)	(385,877)
Total	4,526,079	$88,557,993	275,757	$4,957,234

At April 30, 2007, the retirement plan of the advisor and its affiliates owned 161,940 shares of the Series (3.3% of shares outstanding) valued at $3,303,576.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2007.

13

Notes to Financial Statements (unaudited)

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government. No such investments were held by the Series on April 30, 2007.

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2006 were as follows:

Ordinary income	$54,198
Long-term capital gains	157,945

At April 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$102,546,580

Unrealized appreciation	$5,560,583
Unrealized depreciation	(1,640,467)

Net unrealized appreciation	$3,920,116

9. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 needs to be implemented no later than the first required financial statement reporting period for its fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Series’ financial statements.

14

Notes to Financial Statements (unaudited)

9. Recent Accounting Pronouncements (continued)

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

15

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) annual in-person meeting, held on November 16, 2006, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor’s performance under the Agreement over the previous year. The Board then deliberated on the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with its review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

•
The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•
The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•
The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 6 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement is reasonable.

•
The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database.

16

Renewal of Investment Advisory Agreement (unaudited)

Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•
The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•
In addition to the factors described above, the Board considered the Advisor’s personnel, the Advisor’s investment strategies, the Advisor’s policies and procedures relating to compliance with personal securities transactions, and the Advisor’s reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•
The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s conclusions regarding the factors described above, the Board, including a majority of Directors that are “not interested” as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                                       1-800-466-3863
On the SEC’s web site                 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                                      1-800-466-3863
On the SEC’s web site                http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                                      1-800-466-3863
On the SEC’s web site                http://www.sec.gov
On the Advisor’s web site         http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

18

Manning & Napier Fund, Inc.
Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series
Semi-Annual Report
April 30, 2007

Shareholder Expense Example - Pro-Blend® Conservative Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/06	4/30/07	11/1/06-4/30/07
Actual	$1,000.00	$1,043.10	$5.07
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

Portfolio Composition - Pro-Blend® Conservative Term Series (unaudited)

As of April 30, 2007

Data for pie chart to follow:

Asset Allocation1

Common Stocks	29.39%
Corporate Bonds	1.60%
U.S. Government Agencies	7.42%
U.S. Treasury Bonds[2]	5.01%
U.S. Treasury Notes[3]	43.55%
Cash, warrants, short-term investments, and liabilities, less other assets	13.03%

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Health Care	6.81%
Information Technology	5.38%
Consumer Discretionary	4.07%
Consumer Staples	3.25%
Industrials	3.17%
Energy	2.91%
Financials	2.83%
Utilities	1.62%
Materials	0.70%
Telecommunication Services	0.01%

4Including common stocks, warrants, and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings5

Unilever plc - ADR (United Kingdom)	1.15%
Novartis AG - ADR (Switzerland)	0.92%
The Coca-Cola Co.	0.90%
Boston Scientific Corp.	0.82%
Schlumberger Ltd.	0.76%

5As a percentage of total investments.

Top Five Bond Holdings6

U.S. Treasury Note, 3.00%, 2/15/2008	9.44%
U.S. Treasury Note, 4.75%, 11/15/2008	7.19%
U.S. Treasury Note, 4.875%, 4/30/2011	5.78%
U.S. Treasury Note, 4.625%, 2/15/2017	5.71%
U.S. Treasury Bond, 5.50%, 8/15/2028	4.73%

6As a percentage of total investments.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS - 29.39%

Consumer Discretionary - 3.62%
Auto Components - 0.05%
Azure Dynamics Corp.* (Canada) (Note 7)	4,750	$3,168
Hankook Tire Co. Ltd. (South Korea) (Note 7)	1,230	22,668
Superior Industries International, Inc.	300	6,855
Tenneco, Inc.*	270	8,086
		40,777

Hotels, Restaurants & Leisure - 1.01%
Carnival Corp.	10,525	514,567
Club Mediterranee S.A.* (France) (Note 7)	375	24,049
International Game Technology	8,910	339,827
		878,443

Household Durables - 0.01%
LG Electronics, Inc. (South Korea) (Note 7)	150	10,090

Internet & Catalog Retail - 0.03%
Audible, Inc.*	2,375	22,824

Leisure Equipment & Products - 0.02%
Sankyo Co. Ltd. (Japan) (Note 7)	200	8,806
Sega Sammy Holdings, Inc. (Japan) (Note 7)	300	6,830
		15,636

Media - 2.05%
Acme Communications, Inc.	550	3,030
Cablevision Systems Corp. - Class A*	10,680	350,090
Comcast Corp. - Class A*	13,537	360,896
DreamWorks Animation SKG, Inc. - Class A*	200	5,856
The E.W. Scripps Co. - Class A	11,770	509,641
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	280	7,854
Impresa S.A. (SGPS)* (Portugal) (Note 7)	500	3,493
Mediacom Communications Corp.*	1,780	15,361
Mediaset S.p.A. (Italy) (Note 7)	725	8,241
Playboy Enterprises, Inc. - Class B*	500	4,895
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	275	13,898
Reuters Group plc (United Kingdom) (Note 7)	1,900	18,140
Time Warner, Inc.	22,920	472,840
Wolters Kluwer N.V. (Netherlands) (Note 7)	350	10,402
		1,784,637

Multiline Retail - 0.01%
PPR (France) (Note 7)	75	13,093

Specialty Retail - 0.42%
Build-A-Bear Workshop, Inc.*	500	13,775
KOMERI Co. Ltd. (Japan) (Note 7)	100	3,047

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
Limited Brands, Inc.	12,200	$336,354
Tractor Supply Co.*	170	8,796
		361,972

Textiles, Apparel & Luxury Goods - 0.02%
Adidas AG (Germany) (Note 7)	160	9,573
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	50	5,865
		15,438
Total Consumer Discretionary		3,142,910

Consumer Staples - 3.25%
Beverages - 0.96%
The Coca-Cola Co.	15,142	790,261
Diageo plc (United Kingdom) (Note 7)	350	7,411
Hansen Natural Corp.*	225	8,595
Heineken N.V. (Netherlands) (Note 7)	150	8,052
Scottish & Newcastle plc (United Kingdom) (Note 7)	1,415	17,457
		831,776

Food & Staples Retailing - 0.02%
Tesco plc (United Kingdom) (Note 7)	1,675	15,490

Food Products - 1.79%
Cadbury Schweppes plc (United Kingdom) (Note 7)	2,600	34,623
Groupe Danone (France) (Note 7)	100	16,531
Nestle S.A. (Switzerland) (Note 7)	1,225	486,743
Royal Numico N.V. (Koninklijke Numico N.V.) (Netherlands) (Note 7)	250	13,836
Suedzucker AG (Germany) (Note 7)	150	3,089
Unilever plc - ADR (United Kingdom) (Note 7)	32,040	1,003,172
		1,557,994

Household Products - 0.02%
Central Garden & Pet Co.	490	7,257
Reckitt Benckiser plc (United Kingdom) (Note 7)	175	9,626
		16,883

Personal Products - 0.46%
Clarins S.A. (France) (Note 7)	342	28,681
The Estee Lauder Companies, Inc. - Class A	7,020	360,968

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
L'Oreal S.A. (France) (Note 7)	80	$9,619
		399,268
Total Consumer Staples		2,821,411

Energy - 2.88%
Energy Equipment & Services - 2.33%
Abbot Group plc (United Kingdom) (Note 7)	5,985	31,353
Baker Hughes, Inc.	5,040	405,166
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	125	26,132
National-Oilwell Varco, Inc.*	5,216	442,578
Pride International, Inc.*	600	19,686
Schlumberger Ltd.	8,980	662,993
Weatherford International Ltd.*	8,290	435,142
		2,023,050

Oil, Gas & Consumable Fuels - 0.55%
BP plc (United Kingdom) (Note 7)	550	6,219
Eni S.p.A. (Italy) (Note 7)	575	19,167
Evergreen Energy, Inc.*	675	4,070
Forest Oil Corp.*	175	6,167
Foundation Coal Holdings, Inc.	175	6,893
Hess Corp.	7,065	400,939
Mariner Energy, Inc.*	141	3,180
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	100	8,922
Royal Dutch Shell plc - Class B (United Kingdom) (Note 7)	196	6,956
Total S.A. (France) (Note 7)	200	14,862
		477,375
Total Energy		2,500,425

Financials - 2.39%
Capital Markets - 0.12%
The Charles Schwab Corp.	300	5,736
Deutsche Bank AG (Germany) (Note 7)	150	23,210
Franklin Resources, Inc.	50	6,565
Janus Capital Group, Inc.	675	16,888
Macquarie Bank Ltd. (Australia) (Note 7)	200	14,447
Mellon Financial Corp.[1]	250	10,733
Merrill Lynch & Co., Inc.	200	18,046
Morgan Stanley	125	10,501
		106,126

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks - 1.55%
Aareal Bank AG* (Germany) (Note 7)	375	$19,853
The Bancorp, Inc.*	820	19,787
BNP Paribas (France) (Note 7)	120	14,024
Boston Private Financial Holdings, Inc.	535	14,878
Commerzbank AG (Germany) (Note 7)	300	15,035
Credit Agricole S.A. (France) (Note 7)	200	8,482
The Hachijuni Bank Ltd. (Japan) (Note 7)	1,000	6,989
HSBC Holdings plc (United Kingdom) (Note 7)	1,350	25,049
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	150	13,854
Huntington Bancshares, Inc.	300	6,654
KeyCorp	290	10,347
PNC Financial Services Group, Inc.	3,570	264,537
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	1,425	54,991
Societe Generale (France) (Note 7)	55	11,745
Societe Generale - ADR (France) (Note 7)	175	7,475
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	1,000	9,860
SunTrust Banks, Inc.	150	12,663
TCF Financial Corp.	580	15,706
U.S. Bancorp	11,075	380,426
UniCredito Italiano S.p.A. (Italy) (Note 7)	1,775	18,359
Wachovia Corp.	6,975	387,392
Wells Fargo & Co.	200	7,178
Wilmington Trust Corp.	225	9,104
Zions Bancorporation	125	10,225
		1,344,613

Consumer Finance - 0.04%
Capital One Financial Corp.	50	3,713
Nelnet, Inc. - Class A	1,040	27,966
		31,679

Diversified Financial Services - 0.46%
Bank of America Corp.	6,245	317,871
Citigroup, Inc.	475	25,470
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	215	23,176
ING Groep N.V. (Netherlands) (Note 7)	225	10,328
JPMorgan Chase & Co.	400	20,840
Moody’s Corp.	110	7,273
		404,958

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Finacials (continued)
Insurance - 0.18%
Allianz SE (Germany) (Note 7)	300	$68,280
Ambac Financial Group, Inc.	100	9,180
American International Group, Inc.	240	16,778
Axa (France) (Note 7)	200	9,259
MBIA, Inc.	125	8,695
Muenchener Rueckver AG (Germany) (Note 7)	125	22,327
Principal Financial Group, Inc.	50	3,175
Torchmark Corp.	25	1,708
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	505	20,715
		160,117

Real Estate Management & Development - 0.03%
Alstria Office AG* (Germany) (Note 7)	1,070	23,068

Thrifts & Mortgage Finance - 0.01%
Countrywide Financial Corp.	150	5,562
Total Financials		2,076,123

Health Care - 6.78%
Biotechnology - 0.49%
Amgen, Inc.*	2,760	177,026
Genzyme Corp.*	3,410	222,707
Monogram Biosciences, Inc.*	6,275	11,734
Senomyx, Inc.*	1,050	14,144
		425,611

Health Care Equipment & Supplies - 2.78%
Advanced Medical Optics, Inc.*	400	16,172
Bausch & Lomb, Inc.	5,340	314,152
Boston Scientific Corp.*	46,393	716,308
The Cooper Companies, Inc.	7,320	374,052
Dexcom, Inc.*	3,470	27,656
Edwards Lifesciences Corp.*	355	17,395
ev3, Inc.*	2,240	39,984
Foxhollow Technologies, Inc.*	2,590	57,731
Gen-Probe, Inc.*	340	17,377
IDEXX Laboratories, Inc.*	260	23,444
Inverness Medical Innovations, Inc.*	1,360	54,468
Ithaka Acquisition Corp.*	2,120	11,724
Kyphon, Inc.*	1,330	61,991
Medtronic, Inc.	7,595	402,003
Mentor Corp.	720	28,015
Micrus Endovascular Corp.*	475	10,559
OraSure Technologies, Inc.*	3,625	27,006

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
ResMed, Inc.*	350	$14,791
Respironics, Inc.*	425	17,323
SonoSite, Inc.*	930	26,951
The Spectranetics Corp.*	2,090	21,673
STAAR Surgical Co.*	5,480	27,838
Straumann Holding AG (Switzerland) (Note 7)	75	22,020
Wright Medical Group, Inc.*	3,795	89,638
		2,420,271

Health Care Providers & Services - 0.48%
AMN Healthcare Services, Inc.*	1,400	34,090
Cross Country Healthcare, Inc.*	1,735	34,162
Patterson Companies, Inc.*	360	12,982
Sonic Healthcare Ltd. (Australia) (Note 7)	3,380	40,104
Tenet Healthcare Corp.*	39,660	294,277
		415,615

Health Care Technology - 0.08%
AMICAS, Inc.*	9,475	27,951
Emageon, Inc.*	1,860	21,409
iSOFT Group plc* (United Kingdom) (Note 7)	29,340	24,493
		73,853

Life Sciences Tools & Services - 1.24%
Affymetrix, Inc.*	10,170	267,166
Caliper Life Sciences, Inc.*	10,177	57,602
Illumina, Inc.*	362	11,812
Invitrogen Corp.*	4,580	299,853
Luminex Corp.*	2,370	32,825
PerkinElmer, Inc.	16,500	399,300
QIAGEN N.V.* (Netherlands) (Note 7)	550	9,752
		1,078,310

Pharmaceuticals - 1.71%
AstraZeneca plc (United Kingdom) (Note 7)	25	1,370
AstraZeneca plc - ADR (United Kingdom) (Note 7)	150	8,147
Barr Pharmaceuticals, Inc.*	12,470	603,049
GlaxoSmithKline plc (United Kingdom) (Note 7)	375	10,865
Novartis AG - ADR (Switzerland) (Note 7)	13,884	806,522
Sanofi-Aventis (France) (Note 7)	41	3,775
Shire plc (United Kingdom) (Note 7)	775	18,130
Valeant Pharmaceuticals International	1,700	30,634
		1,482,492
Total Health Care		5,896,152

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Industrials - 2.94%
Aerospace & Defense - 0.35%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	6,145	$288,262
Hexcel Corp.*	600	13,020
		301,282

Air Freight & Logistics - 0.62%
Deutsche Post AG (Germany) (Note 7)	400	13,814
TNT N.V. (Netherlands) (Note 7)	375	16,983
United Parcel Service, Inc. - Class B	7,270	512,026
		542,823

Airlines - 0.80%
AirTran Holdings, Inc.*	990	10,900
Deutsche Lufthansa AG (Germany) (Note 7)	750	22,535
JetBlue Airways Corp.*	32,905	326,089
Southwest Airlines Co.	23,245	333,566
		693,090

Commercial Services & Supplies - 0.01%
ChoicePoint, Inc.*	75	2,848
Covanta Holding Corp.*	275	6,749
		9,597

Electrical Equipment - 0.03%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	500	9,980
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	325	11,326
Hubbell, Inc. - Class B	125	6,461
Plug Power, Inc.*	850	2,686
		30,453

Industrial Conglomerates - 1.11%
3M Co.	7,159	592,550
Tyco International Ltd. (Bermuda) (Note 7)	11,330	369,698
		962,248

Machinery - 0.02%
Heidelberger Druckmaschinen AG (Germany) (Note 7)	125	5,941
Schindler Holding AG (Switzerland) (Note 7)	125	8,039
		13,980
Total Industrials		2,553,473

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Information Technology - 5.33%
Communications Equipment - 1.40%
Blue Coat Systems, Inc.*	870	$30,502
Cisco Systems, Inc.*	19,670	525,976
ECI Telecom Ltd.* (Israel) (Note 7)	8,295	69,346
Harris Stratex Networks, Inc. - Class A*	910	18,145
Ixia*	2,025	17,375
Juniper Networks, Inc.*	19,745	441,498
Plantronics, Inc.	325	8,161
Spirent Communications plc* (United Kingdom) (Note 7)	72,200	108,633
		1,219,636

Computers & Peripherals - 0.47%
EMC Corp.*	27,076	411,014

Electronic Equipment & Instruments - 0.37%
AU Optronics Corp. - ADR (Taiwan) (Note 7)	1,740	27,683
LG. Philips LCD Co. Ltd. - ADR* (South Korea) (Note 7)	10,980	221,906
LoJack Corp.*	2,740	50,416
Samsung SDI Co. Ltd. (South Korea) (Note 7)	390	22,966
		322,971

Internet Software & Services - 0.06%
iPass, Inc.*	5,390	28,837
Online Resources Corp.*	1,750	19,320
		48,157

IT Services - 1.80%
Automatic Data Processing, Inc.	10,405	465,728
CheckFree Corp.*	14,995	504,732
Gevity HR, Inc.	1,040	19,396
MoneyGram International, Inc.	825	23,455
Paychex, Inc.	150	5,565
RightNow Technologies, Inc.*	2,375	35,293
Western Union Co.	24,350	512,568
		1,566,737

Office Electronics - 0.01%
Boewe Systec AG (Germany) (Note 7)	110	6,739

Semiconductors & Semiconductor Equipment - 0.08%
Cabot Microelectronics Corp.*	250	8,035
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	280	9,643
Netlogic Microsystems, Inc.*	1,300	39,988

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	893	$9,412
		67,078

Software - 1.14%
Agile Software Corp.*	2,910	20,923
Aladdin Knowledge Systems Ltd.* (Israel) (Note 7)	1,810	37,901
Amdocs Ltd.* (Guernsey) (Note 7)	1,535	56,411
Applix, Inc.*	2,025	26,629
Borland Software Corp.*	8,030	44,727
Electronic Arts, Inc.*	5,910	297,923
Misys plc (United Kingdom) (Note 7)	1,475	7,403
NAVTEQ Corp.*	1,025	36,244
Opsware, Inc.*	4,410	35,412
Salesforce.com, Inc.*	6,690	280,980
SAP AG (Germany) (Note 7)	300	14,503
Sonic Solutions*	2,140	27,884
Square Enix Co. Ltd. (Japan) (Note 7)	300	7,684
Take-Two Interactive Software, Inc.*	495	9,489
TIBCO Software, Inc.*	3,175	28,956
UbiSoft Entertainment S.A.* (France) (Note 7)	480	23,906
Utimaco Safeware AG (Germany) (Note 7)	1,980	36,878
		993,853
Total Information Technology		4,636,185

Materials - 0.70%
Chemicals - 0.48%
Arkema* (France) (Note 7)	2	120
Bayer AG (Germany) (Note 7)	400	27,486
Calgon Carbon Corp.*	1,000	7,910
Lonza Group AG (Switzerland) (Note 7)	2,225	218,741
NITTO DENKO Corp. (Japan) (Note 7)	3,500	155,855
Tronox, Inc. - Class A	460	6,500
		416,612

Paper & Forest Products - 0.22%
Louisiana-Pacific Corp.	9,090	179,164
Norbord, Inc. (Canada) (Note 7)	2,130	16,182
		195,346
Total Materials		611,958

Telecommunication Services - 0.01%
Diversified Telecommunication Services - 0.01%
Swisscom AG - ADR (Switzerland) (Note 7)	350	12,317

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

	Shares/	Value
Pro-Blend® Conservative Term Series	Principal Amount	(Note 2)

COMMON STOCKS (continued)

Utilities - 1.49%
Electric Utilities - 0.52%
American Electric Power Co., Inc.	8,480	$425,866
E.ON AG (Germany) (Note 7)	175	26,465
Westar Energy, Inc.	100	2,722
		455,053

Independent Power Producers & Energy Traders - 0.52%
Mirant Corp.*	10,070	451,841

Multi-Utilities - 0.45%
Aquila, Inc.*	2,700	11,151
National Grid plc (United Kingdom) (Note 7)	900	14,153
Xcel Energy, Inc.	15,020	361,832
		387,136
Total Utilities		1,294,030

TOTAL COMMON STOCKS
(Identified Cost $22,034,147)		25,544,984

WARRANTS - 0.01%
Health Care - 0.01%
Health Care Equipment & Supplies - 0.01%
Ithaka Acquisition Corp., 8/3/2009	7,770	3,963

Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011	348	654

TOTAL WARRANTS
(Identified Cost $4,333)		4,617

CORPORATE BONDS - 1.60%
Convertible Corporate Bonds - 0.04%
Consumer Discretionary - 0.04%
Hotels, Restaurants & Leisure - 0.04%
Carnival Corp., 2.00%, 4/15/2021
(Identified Cost $27,793)	$25,000	31,625

Non-Convertible Corporate Bonds - 1.56%
Consumer Discretionary - 0.45%
Automobiles - 0.15%
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	130,000	129,811

Media - 0.20%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	65,000	73,523
Comcast Corp., 6.50%, 11/15/2035	65,000	66,155
The Walt Disney Co., 7.00%, 3/1/2032	30,000	34,615
		174,293

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Multiline Retail - 0.05%
Target Corp., 5.875%, 3/1/2012	$45,000	$46,480

Specialty Retail - 0.05%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	35,000	38,201
Total Consumer Discretionary		388,785

Consumer Staples - 0.03%
Food & Staples Retailing - 0.03%
The Kroger Co., 6.80%, 4/1/2011	25,000	26,267

Energy - 0.06%
Oil, Gas & Consumable Fuels - 0.06%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	20,000	20,155
Arch Western Finance LLC, 6.75%, 7/1/2013	30,000	29,775
Total Energy		49,930

Financials - 0.47%
Capital Markets - 0.14%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	45,000	45,488
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	25,000	26,416
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	25,000	24,956
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	25,000	24,836
		121,696

Commercial Banks - 0.16%
PNC Funding Corp., 7.50%, 11/1/2009	35,000	37,009
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,420
Wachovia Corp., 5.25%, 8/1/2014	70,000	69,576
		138,005

Diversified Financial Services - 0.08%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	45,000	42,092
Citigroup, Inc., 6.625%, 6/15/2032	25,000	27,287
		69,379

Insurance - 0.09%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	45,000	44,449
American International Group, Inc., 4.25%, 5/15/2013	35,000	33,097
		77,546
Total Financials		406,626

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.07%
Pharmaceuticals - 0.07%
Abbott Laboratories, 3.50%, 2/17/2009	$20,000	$19,473
Wyeth, 6.50%, 2/1/2034	40,000	43,035
Total Health Care		62,508

Industrials - 0.25%
Aerospace & Defense - 0.02%
Boeing Capital Corp., 6.50%, 2/15/2012	20,000	21,255

Airlines - 0.05%
Southwest Airlines Co., 5.25%, 10/1/2014	45,000	43,467

Industrial Conglomerates - 0.04%
General Electric Capital Corp., 6.75%, 3/15/2032	30,000	34,158

Machinery - 0.03%
John Deere Capital Corp., 7.00%, 3/15/2012	20,000	21,562

Road & Rail - 0.11%
CSX Corp., 6.00%, 10/1/2036	75,000	72,388
Union Pacific Corp., 6.65%, 1/15/2011	25,000	26,149
		98,537
Total Industrials		218,979

Information Technology - 0.09%
Communications Equipment - 0.09%
Cisco Systems, Inc., 5.25%, 2/22/2011	20,000	20,143
Corning, Inc., 6.20%, 3/15/2016	55,000	56,580
Total Information Technology		76,723

Utilities - 0.14%
Electric Utilities - 0.12%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	20,000	21,700
American Electric Power Co., Inc., 5.375%, 3/15/2010	20,000	20,152
Exelon Generation Co. LLC, 5.35%, 1/15/2014	65,000	63,706
		105,558

Multi Utilities - 0.02%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	20,000	22,336
Total Utilities		127,894

Total Non-Convertible Corporate Bonds
(Identified Cost $1,359,409)		1,357,712

TOTAL CORPORATE BONDS
(Identified Cost $1,387,202)		1,389,337

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Principal Amount	(Note 2)

U.S. TREASURY SECURITIES - 48.56%
U.S. Treasury Bonds - 5.01%
U.S. Treasury Bond, 6.875%, 8/15/2025	$170,000	$210,521
U.S. Treasury Bond, 5.50%, 8/15/2028	3,835,000	4,142,697

Total U.S. Treasury Bonds
(Identified Cost $4,360,994)		4,353,218

U.S. Treasury Notes - 43.55%
U.S. Treasury Note, 4.375%, 5/15/2007	500,000	499,842
U.S. Treasury Note, 6.625%, 5/15/2007	35,000	35,020
U.S. Treasury Note, 3.25%, 8/15/2007	1,050,000	1,044,586
U.S. Treasury Note, 6.125%, 8/15/2007	15,000	15,047
U.S. Treasury Note, 3.00%, 2/15/2008	8,400,000	8,269,733
U.S. Treasury Note, 5.50%, 2/15/2008	90,000	90,337
U.S. Treasury Note, 5.625%, 5/15/2008	10,000	10,071
U.S. Treasury Note, 3.25%, 8/15/2008	300,000	294,188
U.S. Treasury Note, 4.75%, 11/15/2008	6,300,000	6,300,983
Interest Stripped - Principal Payment, 2/15/2009	17,000	15,677
U.S. Treasury Note, 3.50%, 11/15/2009	2,000,000	1,949,688
U.S. Treasury Note, 3.875%, 5/15/2010	1,000,000	982,031
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,018,047
U.S. Treasury Note, 4.875%, 4/30/2011	5,000,000	5,065,430
U.S. Treasury Note, 4.00%, 11/15/2012	4,000,000	3,902,656
U.S. Treasury Note, 3.625%, 5/15/2013	3,525,000	3,360,590
U.S. Treasury Note, 4.625%, 2/15/2017	5,000,000	4,997,655

Total U.S. Treasury Notes
(Identified Cost $37,756,611)		37,851,581

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $42,117,605)		42,204,799

U.S. GOVERNMENT AGENCIES - 7.42%
Mortgage-Backed Securities - 7.40%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	26,135	26,182
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	433,677	427,543
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	131,961	127,749
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	120,092	118,387
Fannie Mae, Pool #747607, 6.50%, 11/1/2033	32,687	33,623
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	352,720	331,626
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	173,144	176,796
Fannie Mae, TBA[3], 5.50%, 5/15/2037	46,000	45,483
Fannie Mae, TBA[3], 6.00%, 5/15/2037	188,000	189,410
Fannie Mae, TBA[3], 5.00%, 6/15/2037	48,000	46,350
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	21,482	21,540
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	113,718	110,154

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Conservative Term Series	Principal Amount	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	$426,326	$427,135
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	89,988	88,710
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	14,288	14,701
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036	169,459	173,085
Federal Home Loan Mortgage Corp., TBA[3], 4.50%, 5/15/2022	49,000	47,438
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 5/15/2022	71,000	69,979
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 5/15/2022	82,000	82,102
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 6/15/2037	144,000	139,140
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 5/15/2037	47,000	46,471
Federal Home Loan Mortgage Corp., TBA[3], 6.00%, 5/15/2037	328,000	330,665
Federal Home Loan Mortgage Corp., TBA[3], 6.50%, 5/15/2037	67,000	68,424
GNMA, Pool #365225, 9.00%, 11/15/2024	2,131	2,309
GNMA, Pool #398655, 6.50%, 5/15/2026	1,839	1,897
GNMA, Pool #452826, 9.00%, 1/15/2028	3,743	4,068
GNMA, Pool #460820, 6.00%, 6/15/2028	15,956	16,236
GNMA, Pool #458983, 6.00%, 1/15/2029	40,800	41,508
GNMA, Pool #530481, 8.00%, 8/15/2030	17,498	18,645
GNMA, Pool #577796, 6.00%, 1/15/2032	47,756	48,542
GNMA, Pool #631703, 6.50%, 9/15/2034	8,986	9,258
GNMA, Pool #003808, 6.00%, 1/20/2036	711,966	721,052
GNMA, Pool #651235, 6.50%, 2/15/2036	779,301	800,545
GNMA, Pool #003830, 5.50%, 3/20/2036	1,485,348	1,474,716
GNMA, TBA[3], 5.00%, 5/15/2037	47,000	45,708
GNMA, TBA[3], 5.50%, 5/15/2037	36,000	35,798
GNMA, TBA[3], 6.00%, 5/15/2037	70,000	70,941

Total Mortgage-Backed Securities
(Identified Cost $6,454,874)		6,433,916

Other Agencies - 0.02%
Fannie Mae, 5.25%, 1/15/2009
(Identified Cost $15,420)	15,000	15,087

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $6,470,294)		6,449,003

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

	Shares/	Value
Pro-Blend® Conservative Term Series	Principal Amount	(Note 2)

SHORT-TERM INVESTMENTS - 13.80%
Dreyfus Treasury Cash Management - Institutional Shares	3,041,524	$3,041,524
Fannie Mae Discount Note, 5/18/2007	$2,000,000	1,994,964
Fannie Mae Discount Note, 6/1/2007	5,000,000	4,978,042
U.S. Treasury Bill, 7/5/2007	2,000,000	1,982,812

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $11,997,650)		11,997,342

TOTAL INVESTMENTS - 100.78%
(Identified Cost $84,011,231)		87,590,082

LIABILITIES, LESS OTHER ASSETS - (0.78%)		(678,440)

NET ASSETS - 100%		$86,911,642

*Non-income producing security
**Less than 0.01%
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $21,700, or 0.02%, of the Series' net assets as of April 30, 2007.
3Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series (unaudited)

April 30, 2007

ASSETS:

Investments, at value (identified cost $84,011,231) (Note 2)	$87,590,082
Foreign currency, at value (cost $1,508)	1,517
Interest receivable	546,603
Receivable for fund shares sold	338,775
Receivable for securities sold	336,339
Dividends receivable	20,130
Foreign tax reclaims receivable	8,275

TOTAL ASSETS	88,841,721

LIABILITIES:

Accrued management fees (Note 3)	65,746
Accrued fund accounting and transfer agent fees (Note 3)	6,737
Accrued directors' fees (Note 3)	562
Accrued Chief Compliance Officer service fees (Note 3)	476
Payable for purchases of delayed delivery securities (Note 2)	1,461,017
Payable for fund shares repurchased	327,869
Payable for securities purchased	44,765
Audit fees payable	20,667
Other payables and accrued expenses	2,240

TOTAL LIABILITIES	1,930,079

TOTAL NET ASSETS	$86,911,642

NET ASSETS CONSIST OF:

Capital stock	70,195
Additional paid-in-capital	80,946,305
Undistributed net investment income	743,242
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	1,572,813
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	3,579,087

TOTAL NET ASSETS	$86,911,642

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($86,911,642/7,019,486 shares)	$12.38

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series (unaudited)

For the Six Months Ended April 30, 2007

INVESTMENT INCOME:

Interest	$1,256,718
Dividends (net of foreign tax withheld, $5,106)	229,823

Total Investment Income	1,486,541

EXPENSES:

Management fees (Note 3)	316,964
Fund accounting and transfer agent fees (Note 3)	32,316
Directors' fees (Note 3)	3,520
Chief Compliance Officer service fees (Note 3)	2,827
Custodian fees	8,431
Miscellaneous	33,788

Total Expenses	397,846
Less reduction of expenses (Note 3)	(1,218)

Net Expenses	396,628

NET INVESTMENT INCOME	1,089,913

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	1,622,478
Foreign currency and other assets and liabilities	(881)

1,621,597

Net change in unrealized appreciation on -
Investments	678,475
Foreign currency and other assets and liabilities	216

678,691

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,300,288

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,390,201

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	For the Six
	Months Ended	For the
	4/30/07	Year Ended
	(unaudited)	10/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,089,913	$1,533,329
Net realized gain on investments and foreign currency	1,621,597	1,475,822
Net change in unrealized appreciation on investments and foreign currency	678,691	1,896,884

Net increase from operations	3,390,201	4,906,035

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,460,519)	(855,161)
From net realized gain on investments	(1,514,455)	(1,298,762)

Total distributions to shareholders	(2,974,974)	(2,153,923)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	14,705,939	23,139,225

Net increase in net assets	15,121,166	25,891,337

NET ASSETS:

Beginning of period	71,790,476	45,899,139

End of period (including undistributed net investment income of $743,242 and $1,113,848, respectively)	$86,911,642	$71,790,476

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series

	For the Six
	Months Ended
	4/30/07	For the Years Ended
	(unaudited)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$12.35	$11.90	$11.54	$11.32	$10.95	$11.34

Income from investment operations:
Net investment income	0.16	0.28	0.17	0.18	0.17	0.30[2]
Net realized and unrealized gain on investments	0.36	0.69	0.46	0.48	0.45	0.15[2]

Total from investment operations	0.52	0.97	0.63	0.66	0.62	0.45

Less distributions to shareholders:
From net investment income	(0.24)	(0.20)	(0.18)	(0.17)	(0.21)	(0.41)
From net realized gain on investments	(0.25)	(0.32)	(0.09)	(0.27)	(0.04)	(0.43)

Total distributions to shareholders	(0.49)	(0.52)	(0.27)	(0.44)	(0.25)	(0.84)

Net asset value - End of period	$12.38	$12.35	$11.90	$11.54	$11.32	$10.95

Total return[1]	4.31%	8.49%	5.49%	5.93%	5.75%	4.35%

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.00%[3]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	2.75%[3]	2.65%	1.81%	1.77%	1.90%	2.95%[2]

Portfolio turnover	26%	48%	60%	25%	40%	55%

Net assets - End of period (000's omitted)	$86,912	$71,790	$45,899	$26,844	$19,991	$12,195

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
0.00%[3,4]	0.07%	0.21%	0.32%	0.82%	1.84%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2The Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies, which requires the Series to amortize premium and accrete discount on all debt securities (see Note 2 to the financial statements).  The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain on investments per share by $0.01, and increase the net investment income ratio from 2.80% to 2.95%.
3Annualized.
4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/06	4/30/07	11/1/06-4/30/07
Actual	$1,000.00	$1,063.00	$5.68
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.29	$5.56

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio Composition - Pro-Blend® Moderate Term Series (unaudited)

As of April 30, 2007

Data for pie chart to follow:

Asset Allocation1

Common Stocks	52.67%
Corporate Bonds	2.83%
U.S. Government Agencies	5.06%
U.S. Treasury Bonds[2]	8.44%
U.S. Treasury Notes[3]	20.40%
Cash, warrants, short-term investments, and liabilities, less other assets	10.60%

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Health Care	11.18%
Information Technology	9.31%
Consumer Discretionary	7.45%
Industrials	5.76%
Consumer Staples	5.66%
Energy	5.40%
Financials	5.30%
Utilities	3.04%
Materials	1.34%
Telecommunication Services	0.03%

4Including common stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings5

Novartis AG - ADR (Switzerland)	1.66%
Unilever plc - ADR (United Kingdom)	1.62%
The Coca-Cola Co.	1.54%
Boston Scientific Corp.	1.34%
Schlumberger Ltd.	1.32%
3M Co.	1.20%
Western Union Co.	1.14%
Nestle S.A. (Switzerland)	1.14%
Carnival Corp.	1.11%
United Parcel Service, Inc. - Class B	1.03%

5As a percentage of total investments.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS - 52.67%

Consumer Discretionary - 6.84%
Auto Components - 0.09%
Azure Dynamics Corp.* (Canada) (Note 7)	31,950	$21,308
Hankook Tire Co. Ltd. (South Korea) (Note 7)	8,930	164,571
Superior Industries International, Inc.	2,325	53,126
Tenneco, Inc.*	1,830	54,808
		293,813

Hotels, Restaurants & Leisure - 1.91%
Carnival Corp.	78,945	3,859,621
Club Mediterranee S.A.* (France) (Note 7)	3,800	243,699
International Game Technology	62,830	2,396,336
		6,499,656

Household Durables - 0.02%
LG Electronics, Inc. (South Korea) (Note 7)	1,100	73,995

Internet & Catalog Retail - 0.06%
Audible, Inc.*	20,200	194,122

Leisure Equipment & Products - 0.03%
Sankyo Co. Ltd. (Japan) (Note 7)	1,500	66,042
Sega Sammy Holdings, Inc. (Japan) (Note 7)	2,300	52,365
		118,407

Media - 3.90%
Acme Communications, Inc.	6,500	35,815
Cablevision Systems Corp. - Class A*	76,550	2,509,309
Comcast Corp. - Class A*	115,723	3,085,175
DreamWorks Animation SKG, Inc. - Class A*	1,500	43,920
The E.W. Scripps Co. - Class A	82,830	3,586,539
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	2,000	56,100
Impresa S.A. (SGPS)* (Portugal) (Note 7)	6,100	42,616
Mediacom Communications Corp.*	12,640	109,083
Mediaset S.p.A. (Italy) (Note 7)	5,475	62,230
Playboy Enterprises, Inc. - Class B*	4,025	39,405
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	2,350	118,769
Reuters Group plc (United Kingdom) (Note 7)	13,450	128,414
Time Warner, Inc.	164,515	3,393,944
Wolters Kluwer N.V. (Netherlands) (Note 7)	2,925	86,927
		13,298,246

Multiline Retail - 0.02%
PPR (France) (Note 7)	475	82,923

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 0.77%
Build-A-Bear Workshop, Inc.*	4,150	$114,332
KOMERI Co. Ltd. (Japan) (Note 7)	2,300	70,076
Limited Brands, Inc.	85,880	2,367,712
Tractor Supply Co.*	1,315	68,038
		2,620,158

Textiles, Apparel & Luxury Goods - 0.04%
Adidas AG (Germany) (Note 7)	1,180	70,603
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	700	82,114
		152,717
Total Consumer Discretionary		23,334,037

Consumer Staples - 5.72%
Beverages - 1.70%
The Coca-Cola Co.	102,948	5,372,856
Diageo plc (United Kingdom) (Note 7)	2,900	61,406
Hansen Natural Corp.*	1,650	63,030
Heineken N.V. (Netherlands) (Note 7)	1,150	61,731
Kirin Brewery Co. Ltd. (Japan) (Note 7)	5,000	75,751
Scottish & Newcastle plc (United Kingdom) (Note 7)	13,195	162,784
		5,797,558

Food & Staples Retailing - 0.05%
Tesco plc (United Kingdom) (Note 7)	17,825	164,838

Food Products - 3.00%
Cadbury Schweppes plc (United Kingdom) (Note 7)	22,975	305,947
Groupe Danone (France) (Note 7)	1,075	177,707
Nestle S.A. (Switzerland) (Note 7)	10,000	3,973,414
Royal Numico N.V. (Koninklijke Numico N.V.) (Netherlands) (Note 7)	1,720	95,192
Suedzucker AG (Germany) (Note 7)	2,500	51,476
Unilever plc - ADR (United Kingdom) (Note 7)	179,864	5,631,542
		10,235,278

Household Products - 0.06%
Central Garden & Pet Co.	3,550	52,575
Kao Corp. (Japan) (Note 7)	1,000	27,538
Reckitt Benckiser plc (United Kingdom) (Note 7)	2,100	115,512
		195,625

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 0.91%
Clarins S.A. (France) (Note 7)	3,458	$289,995
The Estee Lauder Companies, Inc. - Class A	53,820	2,767,424
L'Oreal S.A. (France) (Note 7)	570	68,537
		3,125,956
Total Consumer Staples		19,519,255

Energy - 5.30%
Energy Equipment & Services - 4.29%
Abbot Group plc (United Kingdom) (Note 7)	41,335	216,539
Baker Hughes, Inc.	34,975	2,811,640
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	1,400	292,677
National-Oilwell Varco, Inc.*	39,341	3,338,084
Pride International, Inc.*	5,800	190,298
Schlumberger Ltd.	62,261	4,596,730
Weatherford International Ltd.*	60,985	3,201,103
		14,647,071

Oil, Gas & Consumable Fuels - 1.01%
BP plc (United Kingdom) (Note 7)	6,800	76,888
Eni S.p.A. (Italy) (Note 7)	4,025	134,172
Evergreen Energy, Inc.*	5,075	30,602
Forest Oil Corp.*	1,250	44,050
Foundation Coal Holdings, Inc.	1,300	51,207
Hess Corp.	49,969	2,835,741
Mariner Energy, Inc.*	1,011	22,798
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	750	66,915
Royal Dutch Shell plc - Class B (United Kingdom) (Note 7)	2,382	84,539
Total S.A. (France) (Note 7)	1,200	89,173
		3,436,085
Total Energy		18,083,156

Financials - 4.69%
Capital Markets - 0.25%
The Charles Schwab Corp.	2,450	46,844
Daiwa Securities Group, Inc. (Japan) (Note 7)	3,000	33,824
Deutsche Bank AG (Germany) (Note 7)	1,050	162,471
Franklin Resources, Inc.	775	101,765
Janus Capital Group, Inc.	4,875	121,972
Macquarie Bank Ltd. (Australia) (Note 7)	1,525	110,160
Mellon Financial Corp.[1]	1,650	70,835

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Captial Markets (continued)
Merrill Lynch & Co., Inc.	1,425	$128,578
Morgan Stanley	950	79,810
		856,259
Commercial Banks - 3.10%
Aareal Bank AG* (Germany) (Note 7)	3,050	161,475
The Bancorp, Inc.*	5,800	139,954
BNP Paribas (France) (Note 7)	700	81,809
Boston Private Financial Holdings, Inc.	3,920	109,015
The Chugoku Bank Ltd. (Japan) (Note 7)	4,000	53,972
Commerzbank AG (Germany) (Note 7)	2,375	119,030
Credit Agricole S.A. (France) (Note 7)	1,475	62,553
The Hachijuni Bank Ltd. (Japan) (Note 7)	7,000	48,924
HSBC Holdings plc (United Kingdom) (Note 7)	10,350	192,046
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	1,175	108,523
Huntington Bancshares, Inc.	2,150	47,687
KeyCorp	2,025	72,252
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	4	41,852
PNC Financial Services Group, Inc.	36,770	2,724,657
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	10,050	387,829
Societe Generale (France) (Note 7)	475	101,433
Societe Generale - ADR (France) (Note 7)	1,300	55,532
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	7,000	69,022
SunTrust Banks, Inc.	1,050	88,641
TCF Financial Corp.	3,950	106,966
U.S. Bancorp	80,972	2,781,388
UniCredito Italiano S.p.A. (Italy) (Note 7)	17,000	175,829
Wachovia Corp.	48,026	2,667,364
Wells Fargo & Co.	1,200	43,068
Wilmington Trust Corp.	1,675	67,770
Zions Bancorporation	925	75,665
		10,584,256

Consumer Finance - 0.08%
Capital One Financial Corp.	875	64,977
Nelnet, Inc. - Class A	7,690	206,784
		271,761

Diversified Financial Services - 0.85%
Bank of America Corp.	43,770	2,227,893

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services (continued)
Citigroup, Inc.	3,345	$179,359
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	1,745	188,103
ING Groep N.V. (Netherlands) (Note 7)	1,875	86,066
JPMorgan Chase & Co.	2,850	148,485
Moody's Corp.	730	48,268
		2,878,174

Insurance - 0.35%
Allianz SE (Germany) (Note 7)	2,100	477,957
Ambac Financial Group, Inc.	775	71,145
American International Group, Inc.	1,750	122,342
Axa (France) (Note 7)	1,850	85,650
MBIA, Inc.	660	45,910
Muenchener Rueckver AG (Germany) (Note 7)	1,125	200,939
Principal Financial Group, Inc.	325	20,634
Torchmark Corp.	250	17,075
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	3,625	148,698
		1,190,350
Real Estate Management & Development - 0.05%
Alstria Office AG* (Germany) (Note 7)	7,620	164,280

Thrifts & Mortgage Finance - 0.01%
Countrywide Financial Corp.	1,110	41,159
Total Financials		15,986,239

Health Care - 11.23%
Biotechnology - 0.84%
Amgen, Inc.*	19,335	1,240,147
Cepheid, Inc.*	11,000	124,740
Genzyme Corp.*	20,040	1,308,812
Monogram Biosciences, Inc.*	50,075	93,640
Senomyx, Inc.*	7,650	103,045
		2,870,384

Health Care Equipment & Supplies - 5.05%
Advanced Medical Optics, Inc.*	3,050	123,312
Bausch & Lomb, Inc.	38,043	2,238,070
Boston Scientific Corp.*	302,270	4,667,049
The Cooper Companies, Inc.	56,874	2,906,261
Dexcom, Inc.*	25,560	203,713
Edwards Lifesciences Corp.*	2,525	123,725
ev3, Inc.*	16,370	292,205

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Foxhollow Technologies, Inc.*	20,275	$451,930
Gen-Probe, Inc.*	2,400	122,664
IDEXX Laboratories, Inc.*	1,880	169,520
Inverness Medical Innovations, Inc.*	9,690	388,085
Ithaka Acquisition Corp.*	15,410	85,217
Kyphon, Inc.*	10,190	474,956
Medtronic, Inc.	60,809	3,218,620
Mentor Corp.	5,125	199,414
Micrus Endovascular Corp.*	3,675	81,695
OraSure Technologies, Inc.*	29,150	217,167
ResMed, Inc.*	2,475	104,594
Respironics, Inc.*	2,875	117,185
SonoSite, Inc.*	6,750	195,615
The Spectranetics Corp.*	15,230	157,935
Straumann Holding AG (Switzerland) (Note 7)	500	146,803
Wright Medical Group, Inc.*	23,800	562,156
		17,247,891

Health Care Providers & Services - 0.89%
AMN Healthcare Services, Inc.*	13,350	325,073
Cross Country Healthcare, Inc.*	12,300	242,187
Patterson Companies, Inc.*	2,500	90,150
Sonic Healthcare Ltd. (Australia) (Note 7)	24,540	291,168
Tenet Healthcare Corp.*	279,545	2,074,224
		3,022,802

Health Care Technology - 0.20%
AMICAS, Inc.*	76,975	227,076
Emageon, Inc.*	13,520	155,615
iSOFT Group plc* (United Kingdom) (Note 7)	223,000	186,157
WebMD Health Corp. - Class A*	2,500	130,000
		698,848

Life Sciences Tools & Services - 2.27%
Affymetrix, Inc.*	69,470	1,824,977
Caliper Life Sciences, Inc.*	75,068	424,885
Illumina, Inc.*	2,348	76,615
Invitrogen Corp.*	32,608	2,134,846
Luminex Corp.*	16,590	229,772
PerkinElmer, Inc.	122,609	2,967,138
QIAGEN N.V.* (Netherlands) (Note 7)	4,050	71,807
		7,730,040

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 1.98%
AstraZeneca plc (United Kingdom) (Note 7)	350	$19,175
AstraZeneca plc - ADR (United Kingdom) (Note 7)	1,150	62,457
Barr Pharmaceuticals, Inc.*	6,760	326,914
GlaxoSmithKline plc (United Kingdom) (Note 7)	2,850	82,572
Novartis AG - ADR (Switzerland) (Note 7)	99,330	5,770,080
Sanofi-Aventis (France) (Note 7)	570	52,484
Shire plc (United Kingdom) (Note 7)	5,725	133,930
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,000	65,121
Valeant Pharmaceuticals International	13,800	248,676
		6,761,409
Total Health Care		38,331,374

Industrials - 5.34%
Aerospace & Defense - 0.62%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	43,440	2,037,770
Hexcel Corp.*	4,400	95,480
		2,133,250

Air Freight & Logistics - 1.13%
Deutsche Post AG (Germany) (Note 7)	4,100	141,595
TNT N.V. (Netherlands) (Note 7)	2,950	133,599
United Parcel Service, Inc. - Class B	50,980	3,590,521
		3,865,715

Airlines - 1.50%
AirTran Holdings, Inc.*	9,420	103,714
AMR Corp.*	850	22,176
Continental Airlines, Inc. - Class B*	725	26,506
Deutsche Lufthansa AG (Germany) (Note 7)	5,675	170,513
JetBlue Airways Corp.*	256,496	2,541,875
Southwest Airlines Co.	155,940	2,237,739
		5,102,523

Commercial Services & Supplies - 0.03%
ChoicePoint, Inc.*	1,700	64,549
Covanta Holding Corp.*	2,000	49,080
		113,629

Electrical Equipment - 0.07%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	3,575	71,357
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	2,525	87,994

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Hubbell, Inc. - Class B	900	$46,521
Plug Power, Inc.*	6,350	20,066
		225,938

Industrial Conglomerates - 1.94%
3M Co.	50,476	4,177,899
Sonae S.A. (SGPS) (Portugal) (Note 7)	24,275	66,246
Tyco International Ltd. (Bermuda) (Note 7)	73,075	2,384,437
		6,628,582

Machinery - 0.05%
FANUC Ltd. (Japan) (Note 7)	600	59,161
Heidelberger Druckmaschinen AG (Germany) (Note 7)	950	45,149
Schindler Holding AG (Switzerland) (Note 7)	925	59,488
		163,798
Total Industrials		18,233,435

Information Technology - 9.36%
Communications Equipment - 2.08%
Blue Coat Systems, Inc.*	5,975	209,483
Cisco Systems, Inc.*	83,715	2,238,539
ECI Telecom Ltd.* (Israel) (Note 7)	48,950	409,222
Harris Stratex Networks, Inc. - Class A*	6,510	129,809
Ixia*	16,175	138,782
Juniper Networks, Inc.*	157,737	3,526,999
Plantronics, Inc.	2,375	59,636
Spirent Communications plc* (United Kingdom) (Note 7)	254,575	383,036
		7,095,506

Computers & Peripherals - 0.87%
EMC Corp.*	194,537	2,953,072

Electronic Equipment & Instruments - 0.66%
AU Optronics Corp. - ADR (Taiwan) (Note 7)	13,010	206,989
KEYENCE Corp. (Japan) (Note 7)	110	24,602
LG. Philips LCD Co. Ltd. - ADR* (South Korea) (Note 7)	76,295	1,541,922
LoJack Corp.*	17,635	324,484
Samsung SDI Co. Ltd. (South Korea) (Note 7)	2,840	167,238
		2,265,235

Internet Software & Services - 0.11%
iPass, Inc.*	40,760	218,066
Online Resources Corp.*	12,630	139,435
		357,501

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 3.36%
Automatic Data Processing, Inc.	73,438	$3,287,085
CheckFree Corp.*	106,335	3,579,236
Gevity HR, Inc.	7,210	134,466
MoneyGram International, Inc.	5,800	164,894
Paychex, Inc.	1,150	42,665
RightNow Technologies, Inc.*	18,925	281,226
Western Union Co.	189,135	3,981,292
		11,470,864

Office Electronics - 0.01%
Boewe Systec AG (Germany) (Note 7)	770	47,175

Semiconductors & Semiconductor Equipment - 0.14%
Cabot Microelectronics Corp.*	1,700	54,638
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	2,050	70,602
Netlogic Microsystems, Inc.*	9,100	279,916
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	7,626	80,378
		485,534

Software - 2.13%
Agile Software Corp.*	19,075	137,149
Aladdin Knowledge Systems Ltd.* (Israel) (Note 7)	13,370	279,968
Amdocs Ltd.* (Guernsey) (Note 7)	11,175	410,681
Applix, Inc.*	15,350	201,853
Borland Software Corp.*	59,850	333,365
Electronic Arts, Inc.*	42,980	2,166,622
Misys plc (United Kingdom) (Note 7)	16,850	84,565
NAVTEQ Corp.*	7,700	272,272
Opsware, Inc.*	31,790	255,274
Salesforce.com, Inc.*	47,940	2,013,480
SAP AG (Germany) (Note 7)	2,000	96,688
Sonic Solutions*	15,470	201,574
Square Enix Co. Ltd. (Japan) (Note 7)	2,100	53,788
Take-Two Interactive Software, Inc.*	4,180	80,131
TIBCO Software, Inc.*	24,125	220,020
UbiSoft Entertainment S.A.* (France) (Note 7)	3,840	191,248
Utimaco Safeware AG (Germany) (Note 7)	14,360	267,461
		7,266,139
Total Information Technology		31,941,026

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Materials - 1.32%
Chemicals - 0.92%
Arkema* (France) (Note 7)	30	$1,803
Bayer AG (Germany) (Note 7)	3,725	255,968
Calgon Carbon Corp.*	7,625	60,314
Lonza Group AG (Switzerland) (Note 7)	17,300	1,700,770
NITTO DENKO Corp. (Japan) (Note 7)	24,100	1,073,173
Tronox, Inc. - Class A	3,230	45,640
		3,137,668

Paper & Forest Products - 0.40%
Louisiana-Pacific Corp.	64,170	1,264,791
Norbord, Inc. (Canada) (Note 7)	15,170	115,252
		1,380,043
Total Materials		4,517,711

Telecommunication Services - 0.03%
Diversified Telecommunication Services - 0.03%
Swisscom AG - ADR (Switzerland) (Note 7)	2,625	92,374

Utilities - 2.84%
Electric Utilities - 0.96%
American Electric Power Co., Inc.	60,380	3,032,284
E.ON AG (Germany) (Note 7)	1,300	196,596
Westar Energy, Inc.	1,025	27,900
		3,256,780

Independent Power Producers & Energy Traders - 0.96%
Mirant Corp.*	73,080	3,279,100

Multi-Utilities - 0.92%
Aquila, Inc.*	21,325	88,072
National Grid plc (United Kingdom) (Note 7)	7,100	111,654
Suez S.A. (France) (Note 7)	1,475	84,490
Xcel Energy, Inc.	118,753	2,860,760
		3,144,976
Total Utilities		9,680,856

TOTAL COMMON STOCKS
(Identified Cost $154,688,969)		179,719,463

WARRANTS - 0.02%
Health Care - 0.02%
Health Care Equipment & Supplies - 0.01%
Ithaka Acquisition Corp., 8/3/2009	56,550	28,841

Life Sciences Tools & Services - 0.01%
Caliper Life Sciences, Inc., 8/10/2011	15,315	28,792

TOTAL WARRANTS
(Identified Cost $39,005)		57,633

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

CORPORATE BONDS - 2.83%
Convertible Corporate Bonds - 0.29%
Consumer Discretionary - 0.06%
Hotels, Restaurants & Leisure - 0.06%
Carnival Corp., 2.00%, 4/15/2021	$175,000	$221,375

Energy - 0.10%
Energy Equipment & Services - 0.10%
Pride International, Inc., 3.25%, 5/1/2033	95,000	126,944
Schlumberger Ltd., 1.50%, 6/1/2023	105,000	214,200
Total Energy		341,144

Health Care - 0.02%
Pharmaceuticals - 0.02%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	60,000	55,350

Industrials - 0.07%
Airlines - 0.07%
JetBlue Airways Corp., 3.75%, 3/15/2035	270,000	256,500

Utilities - 0.04%
Multi-Utilities - 0.04%
Xcel Energy, Inc., 7.50%, 11/21/2007	65,000	127,400

Total Convertible Corporate Bonds
(Identified Cost $901,365)		1,001,769

Non-Convertible Corporate Bonds - 2.54%
Consumer Discretionary - 0.68%
Automobiles - 0.28%
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	970,000	968,592

Media - 0.29%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	275,000	311,057
Comcast Corp., 6.50%, 11/15/2035	410,000	417,282
The Walt Disney Co., 7.00%, 3/1/2032	235,000	271,153
		999,492

Multiline Retail - 0.06%
Target Corp., 5.875%, 3/1/2012	200,000	206,578

Specialty Retail - 0.05%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	145,000	158,260
Total Consumer Discretionary		2,332,922

Consumer Staples - 0.05%
Food & Staples Retailing - 0.05%
The Kroger Co., 7.25%, 6/1/2009	80,000	82,974
The Kroger Co., 6.80%, 4/1/2011	80,000	84,054
Total Consumer Staples		167,028

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 0.11%
Oil, Gas & Consumable Fuels - 0.11%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	$135,000	$136,049
Arch Western Finance LLC, 6.75%, 7/1/2013	225,000	223,312
Total Energy		359,361

Financials - 0.72%
Capital Markets - 0.21%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	265,000	267,876
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	115,000	121,515
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	160,000	159,717
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	160,000	158,950
		708,058

Commercial Banks - 0.24%
PNC Funding Corp., 7.50%, 11/1/2009	155,000	163,899
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	329,906
Wachovia Corp., 5.25%, 8/1/2014	335,000	332,972
		826,777

Diversified Financial Services - 0.14%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	350,000	327,385
Citigroup, Inc., 6.625%, 6/15/2032	145,000	158,266
		485,651

Insurance - 0.13%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	270,000	266,693
American International Group, Inc., 4.25%, 5/15/2013	180,000	170,215
		436,908
Total Financials		2,457,394

Health Care - 0.13%
Pharmaceuticals - 0.13%
Abbott Laboratories, 3.50%, 2/17/2009	135,000	131,441
Wyeth, 6.50%, 2/1/2034	290,000	312,000
Total Health Care		443,441

Industrials - 0.46%
Aerospace & Defense - 0.03%
Boeing Capital Corp., 6.50%, 2/15/2012	115,000	122,218

Air Freight & Logistics - 0.04%
FedEx Corp., 3.50%, 4/1/2009	135,000	130,927

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.08%
Southwest Airlines Co., 5.25%, 10/1/2014	$275,000	$265,628

Industrial Conglomerates - 0.10%
General Electric Capital Corp., 6.75%, 3/15/2032	290,000	330,189

Machinery - 0.04%
John Deere Capital Corp., 7.00%, 3/15/2012	115,000	123,982

Road & Rail - 0.17%
CSX Corp., 6.00%, 10/1/2036	515,000	497,066
Union Pacific Corp., 6.65%, 1/15/2011	80,000	83,675
		580,741
Total Industrials		1,553,685

Information Technology - 0.12%
Communications Equipment - 0.12%
Cisco Systems, Inc., 5.25%, 2/22/2011	75,000	75,536
Corning, Inc., 6.20%, 3/15/2016	340,000	349,770
Total Information Technology		425,306

Materials - 0.05%
Metals & Mining - 0.05%
Alcoa, Inc.[2], 5.87%, 2/23/2022	155,000	155,747

Utilities - 0.22%
Electric Utilities - 0.20%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	80,000	86,800
American Electric Power Co., Inc., 5.375%, 3/15/2010	125,000	125,951
Exelon Generation Co. LLC, 5.35%, 1/15/2014	465,000	455,746
		668,497

Multi-Utilities - 0.02%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	75,000	83,760
Total Utilities		752,257

Total Non-Convertible Corporate Bonds
(Identified Cost $8,668,726)		8,647,141

TOTAL CORPORATE BONDS
(Identified Cost $9,570,091)		9,648,910

U.S. TREASURY SECURITIES - 28.84%
U.S. Treasury Bonds - 8.44%
U.S. Treasury Bond, 7.50%, 11/15/2024	360,000	470,419
U.S. Treasury Bond, 6.00%, 2/15/2026	3,450,000	3,917,099
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Moderate Term Series	Principal Amount	(Note 2)

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 5.50%, 8/15/2028	$22,575,000	$24,386,282

Total U.S. Treasury Bonds
(Identified Cost $27,987,799)		28,773,800

U.S. Treasury Notes - 20.40%
U.S. Treasury Note, 5.625%, 5/15/2008	5,000	5,035
U.S. Treasury Note, 3.00%, 2/15/2008	26,000,000	25,596,792
U.S. Treasury Note, 3.25%, 8/15/2008	4,500,000	4,412,813
U.S. Treasury Note, 4.875%, 1/31/2009	18,000,000	18,057,654
U.S. Treasury Note, 3.875%, 5/15/2010	3,600,000	3,535,312
U.S. Treasury Note, 4.50%, 11/15/2010	18,000,000	18,004,914

Total U.S. Treasury Notes
(Identified Cost $69,616,496)		69,612,520

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $97,604,295)		98,386,320

U.S. GOVERNMENT AGENCIES - 5.06%
Mortgage-Backed Securities - 5.04%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	144,183	144,752
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	315,578	305,602
Fannie Mae, Pool #911750, 4.50%, 12/1/2021	495,935	480,106
Fannie Mae, Pool #908642, 5.00%, 1/1/2022	28,453	28,050
Fannie Mae, Pool #912771, 5.00%, 3/1/2022	771,006	760,102
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	130,986	134,481
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	2,514,487	2,364,107
Fannie Mae, Pool #872535, 6.50%, 6/1/2036	228,927	233,755
Fannie Mae, Pool #906666, 6.50%, 12/1/2037	938,250	958,037
Fannie Mae, TBA[3], 5.50%, 5/15/2037	327,000	323,321
Fannie Mae, TBA[3], 6.00%, 5/15/2037	1,333,000	1,342,998
Fannie Mae, TBA[3], 5.00%, 6/15/2037	341,000	329,278
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	143,212	143,599
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	812,841	787,363
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022	552,996	545,145
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	240,627	237,211
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	95,250	98,004
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,214,812	1,240,807
Federal Home Loan Mortgage Corp., TBA[3], 4.50%, 5/15/2022	348,000	336,908
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 5/15/2022	502,000	494,784
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 5/15/2022	585,000	585,731

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

	Principal Amount/	Value
Pro-Blend® Moderate Term Series	Shares	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 5/15/2037	$334,000	$330,243
Federal Home Loan Mortgage Corp., TBA[3], 6.00%, 5/15/2037	2,330,000	2,348,931
Federal Home Loan Mortgage Corp., TBA[3], 6.50%, 5/15/2037	477,000	487,136
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 6/15/2037	1,024,000	989,440
GNMA, Pool #286310, 9.00%, 2/15/2020	1,977	2,132
GNMA, Pool #288873, 9.50%, 8/15/2020	214	234
GNMA, Pool #550290, 6.50%, 8/15/2031	84,284	87,017
GNMA, TBA[3], 5.00%, 5/15/2037	333,000	323,843
GNMA, TBA[3], 5.50%, 5/15/2037	256,000	254,560
GNMA, TBA[3], 6.00%, 5/15/2037	499,000	505,706

Total Mortgage-Backed Securities
(Identified Cost $17,208,911)		17,203,383

Other Agencies - 0.02%
Fannie Mae, 4.25%, 7/15/2007	5,000	4,990
Fannie Mae, 5.75%, 2/15/2008	55,000	55,235
Fannie Mae, 5.25%, 1/15/2009	5,000	5,029
Fannie Mae, 6.375%, 6/15/2009	10,000	10,309

Total Other Agencies
(Identified Cost $75,778)		75,563

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $17,284,689)		17,278,946

SHORT-TERM INVESTMENTS - 12.51%
Dreyfus Treasury Cash Management - Institutional Shares	11,805,139	11,805,139
Fannie Mae Discount Note, 5/18/2007	$13,000,000	12,967,791
U.S. Treasury Bill, 5/17/2007	8,000,000	7,982,933
U.S. Treasury Bill, 7/5/2007	10,000,000	9,914,060

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $42,671,247)		42,669,923

TOTAL INVESTMENTS - 101.93%
(Identified Cost $321,858,296)		347,761,195

LIABILITIES, LESS OTHER ASSETS - (1.93%)		(6,578,296)

NET ASSETS - 100%		$341,182,899

*Non-income producing security
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $242,547, or 0.07%, of the Series' net assets as of April 30, 2007.
3Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series (unaudited)

April 30, 2007

ASSETS:

Investments, at value (identified cost $321,858,296) (Note 2)	$347,761,195
Foreign currency, at value (cost $13,436)	13,509
Receivable for securities sold	4,837,431
Interest receivable	1,346,874
Receivable for fund shares sold	562,648
Dividends receivable	127,795
Foreign tax reclaims receivable	64,305

TOTAL ASSETS	354,713,757

LIABILITIES:

Accrued management fees (Note 3)	276,731
Accrued fund accounting and transfer agent fees (Note 3)	20,259
Accrued directors' fees (Note 3)	559
Accrued Chief Compliance Officer service fees (Note 3)	476
Payable for purchases of delayed delivery securities (Note 2)	10,351,107
Payable for securities purchased	2,201,357
Payable for fund shares repurchased	648,442
Audit fees payable	21,492
Other payables and accrued expenses	10,435

TOTAL LIABILITIES	13,530,858

TOTAL NET ASSETS	$341,182,899

NET ASSETS CONSIST OF:

Capital stock	$250,093
Additional paid-in-capital	301,456,092
Undistributed net investment income	1,976,008
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	11,595,666
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	25,905,040

TOTAL NET ASSETS	$341,182,899

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($341,182,899/25,009,255 shares)	$13.64

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series (unaudited)

For the Six Months Ended April 30, 2007

INVESTMENT INCOME:

Interest	$3,198,822
Dividends (net of foreign tax withheld, $40,418)	1,503,650

Total Investment Income	4,702,472

EXPENSES:

Management fees (Note 3)	1,569,070
Fund accounting and transfer agent fees (Note 3)	111,783
Directors' fees (Note 3)	3,520
Chief Compliance Officer service fees (Note 3)	2,827
Custodian fees	16,860
Miscellaneous	44,970

Total Expenses	1,749,030

NET INVESTMENT INCOME	2,953,442

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	11,877,761
Foreign currency and other assets and liabilities	(5,631)

11,872,130

Net change in unrealized appreciation on -
Investments	4,655,730
Foreign currency and other assets and liabilities	1,193

4,656,923

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	16,529,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,482,495

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	For the Six
	Months Ended	For the
	4/30/07	Year Ended
	(unaudited)	10/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,953,442	$4,231,612
Net realized gain on investments and foreign currency	11,872,130	12,429,861
Net change in unrealized appreciation on investments and foreign currency	4,656,923	13,118,913

Net increase from operations	19,482,495	29,780,386

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(3,901,005)	(2,281,226)
From net realized gain on investments	(12,523,112)	(9,540,816)

Total distributions to shareholders	(16,424,117)	(11,822,042)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	41,028,431	88,115,419

Net increase in net assets	44,086,809	106,073,763

NET ASSETS:

Beginning of period	297,096,090	191,022,327

End of period (including undistributed net investment income of $1,976,008 and $2,923,571, respectively)	$341,182,899	$297,096,090

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series

	For the Six
	Months Ended
	4/30/07	For the Years Ended
	(unaudited)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$13.55	$12.75	$11.81	$11.07	$10.05	$11.06

Income (loss) from investment operations:
Net investment income	0.12	0.20	0.11	0.11	0.10	0.18
Net realized and unrealized gain (loss) on investments	0.72	1.36	1.16	0.85	1.08	(0.50)

Total from investment operations	0.84	1.56	1.27	0.96	1.18	(0.32)

Less distributions to shareholders:
From net investment income	(0.18)	(0.14)	(0.11)	(0.10)	(0.16)	(0.26)
From net realized gain on investments	(0.57)	(0.62)	(0.22)	(0.12)	-	(0.43)

Total distributions to shareholders	(0.75)	(0.76)	(0.33)	(0.22)	(0.16)	(0.69)

Net asset value - End of period	$13.64	$13.55	$12.75	$11.81	$11.07	$10.05

Total return[1]	6.30%	12.88%	10.94%	8.76%	11.87%	(3.32%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.11%[2]	1.16%	1.20%	1.20%	1.20%	1.20%
Net investment income	1.88%[2]	1.75%	1.09%	1.00%	1.05%	1.80%

Portfolio turnover	45%	72%	77%	42%	60%	67%

Net assets - End of period (000's omitted)	$341,183	$297,096	$191,022	$95,756	$69,393	$47,671

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
N/A	N/A	0.01%	0.08%	0.13%	0.23%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/06	4/30/07	11/1/06-4/30/07
Actual	$1,000.00	$1,075.70	$5.71
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.29	$5.56

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio Composition - Pro-Blend® Extended Term Series (unaudited)

As of April 30, 2007

Data for pie chart to follow:

Asset Allocation1

Common Stocks	69.03%
Corporate Bonds	3.13%
U.S. Government Agencies	5.36%
U.S. Treasury Bonds[2]	7.76%
U.S. Treasury Notes[3]	10.48%
Cash, warrants, short-term investments, and liabilities, less other assets	4.24%

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Health Care	14.32%
Information Technology	11.75%
Consumer Discretionary	9.90%
Industrials	7.40%
Consumer Staples	7.34%
Energy	7.01%
Financials	6.66%
Utilities	3.94%
Materials	1.79%
Telecommunication Services	0.03%

4Including common stocks, warrants and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings5

Unilever plc - ADR (United Kingdom)	2.03%
The Coca-Cola Co.	2.02%
Novartis AG - ADR (Switzerland)	1.98%
Boston Scientific Corp.	1.81%
Schlumberger Ltd.	1.64%
Nestle S.A. (Switzerland)	1.48%
The E.W. Scripps Co. - Class A	1.48%
Cisco Systems, Inc.	1.47%
3M Co.	1.46%
Western Union Co.	1.43%

5As a percentage of total investments.

Investment Portfolio - April 30, 3007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS - 69.03%

Consumer Discretionary - 9.37%
Auto Components - 0.13%
Azure Dynamics Corp.* (Canada) (Note 7)	114,825	$76,578
Hankook Tire Co. Ltd. (South Korea) (Note 7)	19,560	360,471
Superior Industries International, Inc.	5,050	115,392
Tenneco, Inc.*	4,050	121,298
		673,739

Hotels, Restaurants & Leisure - 2.46%
Carnival Corp.	154,560	7,556,438
Club Mediterranee S.A.* (France) (Note 7)	5,750	368,756
International Game Technology	133,930	5,108,090
		13,033,284

Household Durables - 0.03%
LG Electronics, Inc. (South Korea) (Note 7)	2,410	162,117

Internet & Catalog Retail - 0.06%
Audible, Inc.*	36,450	350,284

Leisure Equipment & Products - 0.05%
Sankyo Co. Ltd. (Japan) (Note 7)	3,000	132,083
Sega Sammy Holdings, Inc. (Japan) (Note 7)	5,000	113,836
		245,919

Media - 5.47%
Acme Communications, Inc.	20,450	112,679
Cablevision Systems Corp. - Class A*	167,710	5,497,534
Comcast Corp. - Class A*	232,507	6,198,637
DreamWorks Animation SKG, Inc. - Class A*	3,825	111,996
The E.W. Scripps Co. - Class A	185,975	8,052,718
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	4,210	118,091
Impresa S.A. (SGPS)* (Portugal) (Note 7)	16,400	114,574
Mediacom Communications Corp.*	26,740	230,766
Mediaset S.p.A. (Italy) (Note 7)	11,825	134,406
Playboy Enterprises, Inc. - Class B*	8,600	84,194
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	8,525	430,854
Reuters Group plc (United Kingdom) (Note 7)	34,675	331,060
Time Warner, Inc.	355,040	7,324,475
Wolters Kluwer N.V. (Netherlands) (Note 7)	7,425	220,662
		28,962,646

Multiline Retail - 0.04%
PPR (France) (Note 7)	1,200	209,489

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail - 1.07%
Build-A-Bear Workshop, Inc.*	8,900	$245,195
KOMERI Co. Ltd. (Japan) (Note 7)	3,900	118,825
Limited Brands, Inc.	186,950	5,154,212
Tractor Supply Co.*	2,880	149,011
		5,667,243

Textiles, Apparel & Luxury Goods - 0.06%
Adidas AG (Germany) (Note 7)	2,580	154,370
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	1,575	184,757
		339,127
Total Consumer Discretionary		49,643,848

Consumer Staples - 7.49%
Beverages - 2.26%
The Coca-Cola Co.	210,930	11,008,437
Diageo plc (United Kingdom) (Note 7)	8,825	186,865
Hansen Natural Corp.*	3,575	136,565
Heineken N.V. (Netherlands) (Note 7)	2,275	122,121
Kirin Brewery Co. Ltd. (Japan) (Note 7)	12,000	181,803
Scottish & Newcastle plc (United Kingdom) (Note 7)	27,650	341,112
		11,976,903

Food & Staples Retailing - 0.06%
Tesco plc (United Kingdom) (Note 7)	36,650	338,924

Food Products - 3.85%
Cadbury Schweppes plc (United Kingdom) (Note 7)	41,500	552,636
Groupe Danone (France) (Note 7)	2,050	338,883
Nestle S.A. (Switzerland) (Note 7)	20,350	8,085,897
Royal Numico N.V. (Koninklijke Numico N.V.) (Netherlands) (Note 7)	3,860	213,628
Suedzucker AG (Germany) (Note 7)	4,250	87,509
Unilever plc - ADR (United Kingdom) (Note 7)	354,008	11,083,990
		20,362,543

Household Products - 0.08%
Central Garden & Pet Co.	7,790	115,370
Kao Corp. (Japan) (Note 7)	3,000	82,615
Reckitt Benckiser plc (United Kingdom) (Note 7)	4,125	226,899
		424,884

Personal Products - 1.24%
Clarins S.A. (France) (Note 7)	4,710	394,990

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
The Estee Lauder Companies, Inc. - Class A	117,360	$6,034,651
L’Oreal S.A. (France) (Note 7)	1,270	152,704
		6,582,345
Total Consumer Staples		39,685,599

Energy - 7.00%
Energy Equipment & Services - 5.66%
Abbot Group plc (United Kingdom) (Note 7)	80,830	423,439
Baker Hughes, Inc.	76,750	6,169,932
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	3,175	663,749
National-Oilwell Varco, Inc.*	74,884	6,353,907
Pride International, Inc.*	12,075	396,181
Schlumberger Ltd.	120,800	8,918,664
Weatherford International Ltd.*	133,795	7,022,900
		29,948,772

Oil, Gas & Consumable Fuels - 1.34%
BP plc (United Kingdom) (Note 7)	13,825	156,320
Eni S.p.A. (Italy) (Note 7)	10,575	352,514
Evergreen Energy, Inc.*	10,975	66,179
Forest Oil Corp.*	3,200	112,768
Foundation Coal Holdings, Inc.	2,775	109,307
Hess Corp.	101,270	5,747,072
Mariner Energy, Inc.*	2,589	58,382
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	1,650	147,213
Royal Dutch Shell plc - Class B (United Kingdom) (Note 7)	4,679	166,061
Total S.A. (France) (Note 7)	2,700	200,639
		7,116,455
Total Energy		37,065,227

Financials - 6.05%
Capital Markets - 0.31%
The Charles Schwab Corp.	6,300	120,456
Daiwa Securities Group, Inc. (Japan) (Note 7)	6,000	67,649
Deutsche Bank AG (Germany) (Note 7)	2,400	371,362
Franklin Resources, Inc.	875	114,896
Janus Capital Group, Inc.	6,925	173,263
Macquarie Bank Ltd. (Australia) (Note 7)	3,275	236,574
Mellon Financial Corp.[1]	4,400	188,892
Merrill Lynch & Co., Inc.	1,875	169,181
Morgan Stanley	2,425	203,724
		1,645,997

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks - 4.02%
Aareal Bank AG* (Germany) (Note 7)	6,525	$345,450
Banca Monte dei Paschi di Siena S.p.A. (Italy) (Note 7)	10,950	74,445
The Bancorp, Inc.*	12,280	296,316
BNP Paribas (France) (Note 7)	1,550	181,147
Boston Private Financial Holdings, Inc.	8,565	238,193
The Chugoku Bank Ltd. (Japan) (Note 7)	10,000	134,929
Commerzbank AG (Germany) (Note 7)	4,775	239,314
Credit Agricole S.A. (France) (Note 7)	3,800	161,153
The Hachijuni Bank Ltd. (Japan) (Note 7)	18,000	125,806
HSBC Holdings plc (United Kingdom) (Note 7)	22,350	414,708
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	2,550	235,518
Huntington Bancshares, Inc.	4,650	103,137
Intesa Sanpaolo (Italy) (Note 7)	9,422	79,452
KeyCorp	2,075	74,036
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	12	125,555
PNC Financial Services Group, Inc.	73,070	5,414,487
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	19,925	768,905
Societe Generale (France) (Note 7)	805	171,903
Societe Generale - ADR (France) (Note 7)	2,825	120,676
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	18,000	177,484
SunTrust Banks, Inc.	2,300	194,166
TCF Financial Corp.	5,125	138,785
U.S. Bancorp	159,655	5,484,149
UniCredito Italiano S.p.A. (Italy) (Note 7)	29,175	301,754
Wachovia Corp.	94,610	5,254,639
Wells Fargo & Co.	3,600	129,204
Wilmington Trust Corp.	3,625	146,667
Zions Bancorporation	2,225	182,005
		21,313,983

Consumer Finance - 0.10%
Capital One Financial Corp.	875	64,977
Nelnet, Inc. - Class A	16,890	454,172
		519,149

Diversified Financial Services - 1.09%
Bank of America Corp.	86,225	4,388,853
Citigroup, Inc.	5,775	309,656
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	3,720	400,999

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Diversified Financial Services (continued)
ING Groep N.V. (Netherlands) (Note 7)	4,650	$213,443
JPMorgan Chase & Co.	7,275	379,028
Moody's Corp.	1,640	108,437
		5,800,416

Insurance - 0.44%
Allianz SE (Germany) (Note 7)	4,150	944,533
Ambac Financial Group, Inc.	1,975	181,305
American International Group, Inc.	2,925	204,487
Axa (France) (Note 7)	4,550	210,653
MBIA, Inc.	1,175	81,733
Muenchener Rueckver AG (Germany) (Note 7)	2,275	406,344
Principal Financial Group, Inc.	825	52,379
Torchmark Corp.	675	46,103
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	5,125	210,228
		2,337,765

Real Estate Management & Development - 0.07%
Alstria Office AG* (Germany) (Note 7)	16,120	347,532

Thrifts & Mortgage Finance - 0.02%
Countrywide Financial Corp.	2,430	90,104
Total Financials		32,054,946

Health Care - 14.56%
Biotechnology - 1.13%
Amgen, Inc.*	40,465	2,595,425
Cepheid, Inc.*	24,000	272,160
Genzyme Corp.*	41,499	2,710,300
Monogram Biosciences, Inc.*	107,025	200,137
Senomyx, Inc.*	16,775	225,959
		6,003,981

Health Care Equipment & Supplies - 6.71%
Advanced Medical Optics, Inc.*	6,600	266,838
Bausch & Lomb, Inc.	67,475	3,969,554
Boston Scientific Corp.*	638,430	9,857,359
The Cooper Companies, Inc.	110,035	5,622,788
Dexcom, Inc.*	56,235	448,193
Edwards Lifesciences Corp.*	5,600	274,400
ev3, Inc.*	36,220	646,527
Foxhollow Technologies, Inc.*	44,225	985,775
Gen-Probe, Inc.*	5,410	276,505
IDEXX Laboratories, Inc.*	3,970	357,975
Inverness Medical Innovations, Inc.*	17,990	720,500

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Ithaka Acquisition Corp.*	33,730	$186,527
Kyphon, Inc.*	22,030	1,026,818
Medtronic, Inc.	124,600	6,595,078
Mentor Corp.	10,975	427,037
Micrus Endovascular Corp.*	7,900	175,617
OraSure Technologies, Inc.*	63,500	473,075
ResMed, Inc.*	5,375	227,148
Respironics, Inc.*	6,300	256,788
SonoSite, Inc.*	14,620	423,688
The Spectranetics Corp.*	33,330	345,632
STAAR Surgical Co.*	82,770	420,472
Straumann Holding AG (Switzerland) (Note 7)	1,075	315,627
Wright Medical Group, Inc.*	51,825	1,224,107
		35,524,028

Health Care Providers & Services - 1.12%
AMN Healthcare Services, Inc.*	24,275	591,096
Cross Country Healthcare, Inc.*	24,350	479,451
Patterson Companies, Inc.*	5,225	188,414
Sonic Healthcare Ltd. (Australia) (Note 7)	53,680	636,915
Tenet Healthcare Corp.*	539,985	4,006,689
		5,902,565

Health Care Technology - 0.28%
AMICAS, Inc.*	153,900	454,005
Emageon, Inc.*	29,590	340,581
iSOFT Group plc* (United Kingdom) (Note 7)	487,390	406,865
WebMD Health Corp. - Class A*	5,200	270,400
		1,471,851

Life Sciences Tools & Services - 2.87%
Affymetrix, Inc.*	149,240	3,920,535
Caliper Life Sciences, Inc.*	91,425	517,465
Illumina, Inc.*	5,139	167,686
Invitrogen Corp.*	62,195	4,071,907
Luminex Corp.*	37,300	516,605
PerkinElmer, Inc.	241,900	5,853,980
QIAGEN N.V.* (Netherlands) (Note 7)	8,900	157,797
		15,205,975

Pharmaceuticals - 2.45%
AstraZeneca plc (United Kingdom) (Note 7)	1,450	79,439
AstraZeneca plc - ADR (United Kingdom) (Note 7)	2,475	134,417
Barr Pharmaceuticals, Inc.*	14,280	690,581
GlaxoSmithKline plc (United Kingdom) (Note 7)	9,025	261,477

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Novartis AG - ADR (Switzerland) (Note 7)	185,975	$10,803,288
Sanofi-Aventis (France) (Note 7)	1,250	115,095
Shire plc (United Kingdom) (Note 7)	11,175	261,427
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,700	110,706
Valeant Pharmaceuticals International	29,350	528,887
		12,985,317
Total Health Care		77,093,717

Industrials - 7.02%
Aerospace & Defense - 0.89%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	95,745	4,491,398
Hexcel Corp.*	9,500	206,150
		4,697,548

Air Freight & Logistics - 1.54%
Deutsche Post AG (Germany) (Note 7)	7,175	247,792
TNT N.V. (Netherlands) (Note 7)	6,375	288,709
United Parcel Service, Inc. - Class B	108,060	7,610,666
		8,147,167

Airlines - 1.91%
AirTran Holdings, Inc.*	20,830	229,338
AMR Corp.*	1,825	47,614
Continental Airlines, Inc. - Class B*	1,475	53,926
Deutsche Lufthansa AG (Germany) (Note 7)	11,325	340,274
JetBlue Airways Corp.*	500,240	4,957,378
Southwest Airlines Co.	313,680	4,501,308
		10,129,838

Commercial Services & Supplies - 0.03%
ChoicePoint, Inc.*	1,725	65,498
Covanta Holding Corp.*	4,375	107,362
		172,860

Electrical Equipment - 0.09%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	7,000	139,720
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	5,225	182,088
Hubbell, Inc. - Class B	1,950	100,795
Plug Power, Inc.*	16,425	51,903
		474,506

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates - 2.50%
3M Co.	95,895	$7,937,229
Sonae S.A. (SGPS) (Portugal) (Note 7)	61,250	167,151
Tyco International Ltd. (Bermuda) (Note 7)	157,125	5,126,989
		13,231,369

Machinery - 0.06%
FANUC Ltd. (Japan) (Note 7)	1,000	98,602
Heidelberger Druckmaschinen AG (Germany) (Note 7)	2,075	98,615
Schindler Holding AG (Switzerland) (Note 7)	2,050	131,839
		329,056
Total Industrials		37,182,344

Information Technology - 11.96%
Communications Equipment - 3.25%
Blue Coat Systems, Inc.*	13,625	477,692
Cisco Systems, Inc.*	298,975	7,994,592
ECI Telecom Ltd.* (Israel) (Note 7)	106,875	893,475
Harris Stratex Networks, Inc. - Class A*	13,740	273,976
Ixia*	34,500	296,010
Juniper Networks, Inc.*	287,825	6,435,767
Plantronics, Inc.	5,175	129,944
Spirent Communications plc* (United Kingdom) (Note 7)	490,075	737,371
		17,238,827

Computers & Peripherals - 1.08%
EMC Corp.*	375,200	5,695,536

Electronic Equipment & Instruments - 0.43%
AU Optronics Corp. - ADR (Taiwan) (Note 7)	28,650	455,821
KEYENCE Corp. (Japan) (Note 7)	330	73,806
LG. Philips LCD Co. Ltd. - ADR* (South Korea) (Note 7)	34,600	699,266
LoJack Corp.*	38,145	701,868
Samsung SDI Co. Ltd. (South Korea) (Note 7)	6,220	366,276
		2,297,037

Internet Software & Services - 0.15%
iPass, Inc.*	88,490	473,422
Online Resources Corp.*	27,680	305,587
		779,009

IT Services - 4.39%
Automatic Data Processing, Inc.	148,355	6,640,370
CheckFree Corp.*	221,660	7,461,076
Gevity HR, Inc.	16,220	302,503

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
MoneyGram International, Inc.	12,670	$360,208
Paychex, Inc.	2,475	91,823
RightNow Technologies, Inc.*	40,875	607,403
Western Union Co.	370,600	7,801,130
		23,264,513

Office Electronics - 0.02%
Boewe Systec AG (Germany) (Note 7)	1,690	103,540

Semiconductors & Semiconductor Equipment - 0.20%
Cabot Microelectronics Corp.*	3,575	114,901
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	4,490	154,636
Netlogic Microsystems, Inc.*	20,440	628,734
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	14,070	148,298
		1,046,569

Software - 2.44%
Agile Software Corp.*	36,500	262,435
Aladdin Knowledge Systems Ltd.* (Israel) (Note 7)	29,580	619,405
Amdocs Ltd.* (Guernsey) (Note 7)	19,400	712,950
Applix, Inc.*	33,100	435,265
Borland Software Corp.*	125,825	700,845
Electronic Arts, Inc.*	93,360	4,706,278
Misys plc (United Kingdom) (Note 7)	27,900	140,022
NAVTEQ Corp.*	17,425	616,148
Opsware, Inc.*	69,990	562,020
Salesforce.com, Inc.*	40,800	1,713,600
SAP AG (Germany) (Note 7)	5,200	251,390
Sonic Solutions*	34,010	443,150
Square Enix Co. Ltd. (Japan) (Note 7)	4,600	117,820
Take-Two Interactive Software, Inc.*	8,835	169,367
TIBCO Software, Inc.*	52,300	476,976
UbiSoft Entertainment S.A.* (France) (Note 7)	8,260	411,383
Utimaco Safeware AG (Germany) (Note 7)	31,400	584,838
		12,923,892
Total Information Technology		63,348,923

Materials - 1.79%
Chemicals - 1.25%
Arkema* (France) (Note 7)	67	4,027
Bayer AG (Germany) (Note 7)	6,775	465,552
Calgon Carbon Corp.*	16,475	130,317
Lonza Group AG (Switzerland) (Note 7)	37,475	3,684,183

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

	Shares/	Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
NITTO DENKO Corp. (Japan) (Note 7)	50,300	$2,239,859
Tronox, Inc. - Class A	7,280	102,866
		6,626,804

Paper & Forest Products - 0.54%
Louisiana-Pacific Corp.	132,965	2,620,740
Norbord, Inc. (Canada) (Note 7)	32,040	243,419
		2,864,159
Total Materials		9,490,963

Telecommunication Services - 0.04%
Diversified Telecommunication Services - 0.04%
Swisscom AG - ADR (Switzerland) (Note 7)	5,650	198,823

Utilities - 3.75%
Electric Utilities - 1.27%
American Electric Power Co., Inc.	122,050	6,129,351
E.ON AG (Germany) (Note 7)	3,300	499,050
Westar Energy, Inc.	3,850	104,797
		6,733,198

Independent Power Producers & Energy Traders - 1.37%
Mirant Corp.*	160,930	7,220,929

Multi-Utilities - 1.11%
Aquila, Inc.*	46,175	190,703
National Grid plc (United Kingdom) (Note 7)	15,275	240,213
Suez S.A. (France) (Note 7)	2,575	147,500
Xcel Energy, Inc.	219,750	5,293,777
		5,872,193
Total Utilities		19,826,320

TOTAL COMMON STOCKS
(Identified Cost $304,989,673)		365,590,710

WARRANTS - 0.01%
Health Care - 0.01%
Health Care Equipment & Supplies - 0.01%
Ithaka Acquisition Corp., 8/3/2009	123,750	63,112

Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011	8,377	15,749

TOTAL WARRANTS
(Identified Cost $73,351)		78,861

CORPORATE BONDS - 3.13%
Convertible Corporate Bonds - 0.32%
Consumer Discretionary - 0.07%
Hotels, Restaurants & Leisure - 0.07%
Carnival Corp., 2.00%, 4/15/2021	$285,000	360,525

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)
Convertible Corporate Bonds (continued)
Energy - 0.10%
Energy Equipment & Services - 0.10%
Pride International, Inc., 3.25%, 5/1/2033	$155,000	$207,119
Schlumberger Ltd., 1.50%, 6/1/2023	170,000	346,800
Total Energy		553,919

Health Care - 0.02%
Pharmaceuticals - 0.02%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	115,000	106,087

Industrials - 0.08%
Airlines - 0.08%
JetBlue Airways Corp., 3.75%, 3/15/2035	420,000	399,000

Utilities - 0.05%
Multi-Utilities - 0.05%
Xcel Energy, Inc., 7.50%, 11/21/2007	130,000	254,800

Total Convertible Corporate Bonds
(Identified Cost $1,494,113)		1,674,331

Non-Convertible Corporate Bonds - 2.81%
Consumer Discretionary - 0.74%
Automobiles - 0.30%
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	1,580,000	1,577,706

Media - 0.32%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	500,000	565,559
Comcast Corp., 6.50%, 11/15/2035	670,000	681,900
The Walt Disney Co., 7.00%, 3/1/2032	380,000	438,460
		1,685,919

Multiline Retail - 0.07%
Target Corp., 5.875%, 3/1/2012	365,000	377,005

Specialty Retail - 0.05%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	265,000	289,234
Total Consumer Discretionary		3,929,864

Consumer Staples - 0.06%
Food & Staples Retailing - 0.06%
The Kroger Co., 7.25%, 6/1/2009	140,000	145,205
The Kroger Co., 6.80%, 4/1/2011	145,000	152,347
Total Consumer Staples		297,552

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 0.11%
Oil, Gas & Consumable Fuels - 0.11%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	$220,000	$221,709
Arch Western Finance LLC, 6.75%, 7/1/2013	365,000	362,262
Total Energy		583,971

Financials - 0.80%
Capital Markets - 0.22%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	425,000	429,612
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	215,000	227,180
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	265,000	264,532
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	255,000	253,327
		1,174,651

Commercial Banks - 0.29%
PNC Funding Corp., 7.50%, 11/1/2009	280,000	296,075
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	602,210
Wachovia Corp., 5.25%, 8/1/2014	615,000	611,277
		1,509,562

Diversified Financial Services - 0.15%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	565,000	528,493
Citigroup, Inc., 6.625%, 6/15/2032	235,000	256,501
		784,994

Insurance - 0.14%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	435,000	429,673
American International Group, Inc., 4.25%, 5/15/2013	345,000	326,245
		755,918
Total Financials		4,225,125

Health Care - 0.14%
Pharmaceuticals - 0.14%
Abbott Laboratories, 3.50%, 2/17/2009	240,000	233,674
Wyeth, 6.50%, 2/1/2034	470,000	505,655
Total Health Care		739,329

Industrials - 0.52%
Aerospace & Defense - 0.04%
Boeing Capital Corp., 6.50%, 2/15/2012	215,000	228,495

Air Freight & Logistics - 0.04%
FedEx Corp., 3.50%, 4/1/2009	240,000	232,759

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.10%
Southwest Airlines Co., 5.25%, 10/1/2014	$525,000	$507,108

Industrial Conglomerates - 0.12%
General Electric Capital Corp., 6.75%, 3/15/2032	535,000	609,141

Machinery - 0.04%
John Deere Capital Corp., 7.00%, 3/15/2012	205,000	221,011

Road & Rail - 0.18%
CSX Corp., 6.00%, 10/1/2036	820,000	791,444
Union Pacific Corp., 6.65%, 1/15/2011	145,000	151,661
		943,105
Total Industrials		2,741,619

Information Technology - 0.13%
Communications Equipment - 0.13%
Cisco Systems, Inc., 5.25%, 2/22/2011	140,000	141,000
Corning, Inc., 6.20%, 3/15/2016	560,000	576,092
Total Information Technology		717,092

Materials - 0.05%
Metals & Mining - 0.05%
Alcoa, Inc.[2], 5.87%, 2/23/2022	275,000	276,325

Utilities - 0.26%
Electric Utilities - 0.23%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	220,000	238,700
American Electric Power Co., Inc., 5.375%, 3/15/2010	230,000	231,750
Exelon Generation Co. LLC, 5.35%, 1/15/2014	770,000	754,675
		1,225,125

Multi-Utilities - 0.03%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	135,000	150,768
Total Utilities		1,375,893

Total Non-Convertible Corporate Bonds
(Identified Cost $14,934,657)		14,886,770

TOTAL CORPORATE BONDS
(Identified Cost $16,428,770)		16,561,101

U.S. TREASURY SECURITIES - 18.24%
U.S. Treasury Bonds - 7.76%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $38,882,412)	38,065,000	41,119,107

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Extended Term Series	Principal Amount	(Note 2)

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes - 10.48%
U.S. Treasury Note, 3.00%, 2/15/2008	$5,000,000	$4,922,460
U.S. Treasury Note, 4.875%, 4/30/2011	20,000,000	20,261,720
U.S. Treasury Note, 4.75%, 1/31/2012	30,000,000	30,291,810

Total U.S. Treasury Notes
(Identified Cost $55,142,625)		55,475,990

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $94,025,037)		96,595,097

U.S. GOVERNMENT AGENCIES - 5.36%
Mortgage-Backed Securities - 5.33%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	2,643	2,653
Fannie Mae, Pool #252210, 6.50%, 2/1/2019	14,383	14,718
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	397,259	398,647
Fannie Mae, Pool #844917, 4.50%, 11/1/2020	444,808	430,748
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	339,466	328,736
Fannie Mae, Pool #813954, 4.50%, 12/1/2020	329,298	318,889
Fannie Mae, Pool #864435, 4.50%, 12/1/2020	198,103	191,841
Fannie Mae, Pool #837190, 5.00%, 12/1/2020	103,417	102,009
Fannie Mae, Pool #909732, 5.00%, 2/1/2022	143,388	141,352
Fannie Mae, Pool #912520, 5.00%, 2/1/2022	1,053,124	1,038,230
Fannie Mae, Pool #725686, 6.50%, 7/1/2034	452,062	465,857
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	4,078,508	3,834,591
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	934,861	954,576
Fannie Mae, Pool #898299, 6.50%, 10/1/2036	980,026	1,000,695
Fannie Mae, TBA[3], 5.50%, 5/15/2037	517,000	511,184
Fannie Mae, TBA[3], 6.00%, 5/15/2037	2,108,000	2,123,810
Fannie Mae, TBA[3], 5.00%, 6/15/2037	539,000	520,472
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	393,833	394,896
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	1,321,114	1,279,706
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021	750,071	739,469
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021	231,550	228,278
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	307,541	303,174
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	229,860	236,099
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,930,737	1,972,050
Federal Home Loan Mortgage Corp., TBA[3], 4.50%, 5/15/2022	551,000	533,437
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 5/15/2022	794,000	782,586

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

	Principal Amount/	Value
Pro-Blend® Extended Term Series	Shares	(Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 5/15/2022	$925,000	$926,156
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 5/15/2037	528,000	522,060
Federal Home Loan Mortgage Corp., TBA[3], 6.00%, 5/15/2037	3,685,000	3,714,941
Federal Home Loan Mortgage Corp., TBA[3], 6.50%, 5/15/2037	754,000	770,023
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 6/15/2037	1,618,000	1,563,393
GNMA, Pool #631703, 6.50%, 9/15/2034	160,252	165,101
GNMA, TBA[3], 5.00%, 5/15/2037	524,000	509,590
GNMA, TBA[3], 5.50%, 5/15/2037	403,000	400,733
GNMA, TBA[3], 6.00%, 5/15/2037	786,000	796,562

Total Mortgage-Backed Securities
(Identified Cost $28,235,119)		28,217,262

Other Agencies - 0.03%
Fannie Mae, 4.25%, 7/15/2007	190,000	189,624
Fannie Mae, 5.75%, 2/15/2008	5,000	5,021

Total Other Agencies
(Identified Cost $195,595)		194,645

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $28,430,714)		28,411,907

SHORT-TERM INVESTMENTS - 7.12%
Dreyfus Treasury Cash Management - Institutional Shares	9,765,104	9,765,104
Fannie Mae Discount Note, 5/18/2007	$15,000,000	14,962,231
U.S. Treasury Bill, 5/17/2007	13,000,000	12,972,267

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $37,701,246)		37,699,602

TOTAL INVESTMENTS - 102.89%
(Identified Cost $481,648,791)		544,937,278

LIABILITIES, LESS OTHER ASSETS - (2.89%)		(15,292,312)

NET ASSETS - 100%		$529,644,966

*Non-income producing security
**Less than 0.01%
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $515,025, or 0.10%, of the Series' net assets as of April 30, 2007.
3Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series (unaudited)

April 30, 2007

ASSETS:

Investments, at value (identified cost $481,648,791) (Note 2)	$544,937,278
Foreign currency, at value (cost $27,859)	28,026
Receivable for securities sold	4,017,094
Interest receivable	1,137,831
Receivable for fund shares sold	584,231
Dividends receivable	211,430
Foreign tax reclaims receivable	168,598

TOTAL ASSETS	551,084,488

LIABILITIES:

Accrued management fees (Note 3)	434,877
Accrued fund accounting and transfer agent fees (Note 3)	28,395
Accrued directors' fees (Note 3)	575
Accrued Chief Compliance Officer service fees (Note 3)	476
Payable for purchases of delayed delivery securities (Note 2)	16,385,020
Payable for securities purchased	3,569,066
Payable for fund shares repurchased	986,328
Other payables and accrued expenses	34,785

TOTAL LIABILITIES	21,439,522

TOTAL NET ASSETS	$529,644,966

NET ASSETS CONSIST OF:

Capital stock	$311,023
Additional paid-in-capital	437,813,182
Undistributed net investment income	2,602,832
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	25,623,426
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	63,294,503

TOTAL NET ASSETS	$529,644,966

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($529,644,966/31,102,321 shares)	$17.03

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series (unaudited)

For the Six Months Ended April 30, 2007

INVESTMENT INCOME:

Interest	$3,709,746
Dividends (net of foreign tax withheld, $80,660)	2,811,678

Total Investment Income	6,521,424

EXPENSES:

Management fees (Note 3)	2,541,586
Fund accounting and transfer agent fees (Note 3)	185,123
Directors' fees (Note 3)	3,520
Chief Compliance Officer service fees (Note 3)	2,827
Custodian fees	24,547
Miscellaneous	61,659

Total Expenses	2,819,262

NET INVESTMENT INCOME	3,702,162

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	26,349,063
Foreign currency and other assets and liabilities	(13,005)

26,336,058

Net change in unrealized appreciation on -
Investments	7,102,910
Foreign currency and other assets and liabilities	4,383

7,107,293

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	33,443,351

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,145,513

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	For the Six
	Months Ended	For the
	4/30/07	Year Ended
	(unaudited)	10/31/06
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,702,162	$5,908,169
Net realized gain on investments and foreign currency	26,336,058	32,787,020
Net change in unrealized appreciation on investments and foreign currency	7,107,293	24,454,420

Net increase from operations	37,145,513	63,149,609

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(5,401,370)	(3,291,554)
From net realized gain on investments	(33,430,415)	(22,198,806)

Total distributions to shareholders	(38,831,785)	(25,490,360)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	47,328,324	80,617,845

Net increase in net assets	45,642,052	118,277,094

NET ASSETS:

Beginning of period	484,002,914	365,725,820

End of period (including undistributed net investment income of $2,602,832 and $4,302,040, respectively)	$529,644,966	$484,002,914

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series

	For the Six
	Months Ended
	4/30/07	For the Years Ended
	(unaudited)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$17.12	$15.82	$14.45	$13.14	$11.55	$13.09

Income (loss) from investment operations:
Net investment income	0.12	0.21	0.13	0.11	0.11	0.19
Net realized and unrealized gain (loss) on investments	1.13	2.18	1.71	1.39	1.66	(0.86)

Total from investment operations	1.25	2.39	1.84	1.50	1.77	(0.67)

Less distributions to shareholders:
From net investment income	(0.19)	(0.14)	(0.11)	(0.10)	(0.18)	(0.25)
From net realized gain on investments	(1.15)	(0.95)	(0.36)	(0.09)	-	(0.62)

Total distributions to shareholders	(1.34)	(1.09)	(0.47)	(0.19)	(0.18)	(0.87)

Net asset value - End of period	$17.03	$17.12	$15.82	$14.45	$13.14	$11.55

Total return[1]	7.57%	16.03%	12.92%	11.52%	15.45%	(5.74%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.11%[2]	1.14%	1.17%	1.17%	1.17%	1.19%
Net investment income	1.46%[2]	1.42%	0.89%	0.86%	0.90%	1.61%

Portfolio turnover	48%	82%	71%	50%	67%	82%

Net assets - End of period (000's omitted)	$529,645	$484,003	$365,726	$275,597	$209,038	$156,182

*The investment advisor did not impose all of its management fee in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
N/A	N/A	0.01%	0.04%	N/A	N/A

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs, including potential wire charges on redemptions and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as potential wire charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/06	4/30/07	11/1/06-4/30/07
Actual	$1,000.00	$1,088.80	$5.75
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.29	$5.56

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Portfolio Composition - Pro-Blend® Maximum Term Series (unaudited)

As of April 30, 2007

Data for pie chart to follow:

Asset Allocation1

Common Stocks	82.67%
U.S. Treasury Bonds[2]	5.95%
U.S. Treasury Notes[3]	2.20%
Cash, warrants, short-term investments, and liabilities, less other assets	9.18%

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation4

Health Care	16.95%
Information Technology	16.19%
Consumer Discretionary	10.18%
Industrials	9.14%
Consumer Staples	8.94%
Financials	7.46%
Energy	7.11%
Utilities	3.79%
Materials	2.33%
Telecommunication Services	0.05%

4Including common stocks and warrants, as a percentage of total investments.

Top Ten Stock Holdings5

Unilever plc - ADR (United Kingdom)	2.38%
The Coca-Cola Co.	2.35%
Boston Scientific Corp.	2.34%
Novartis AG - ADR (Switzerland)	2.29%
Southwest Airlines Co.	2.21%
3M Co.	1.91%
Schlumberger Ltd.	1.90%
Cisco Systems, Inc.	1.80%
Nestle S.A. (Switzerland)	1.66%
CheckFree Corp.	1.64%

5As a percentage of total investments.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS - 82.67%

Consumer Discretionary - 10.25%
Auto Components - 0.11%
Azure Dynamics Corp.* (Canada) (Note 7)	56,675	$37,797
Hankook Tire Co. Ltd. (South Korea) (Note 7)	14,190	261,507
Superior Industries International, Inc.	3,100	70,835
Tenneco, Inc.*	3,250	97,337
		467,476

Hotels, Restaurants & Leisure - 2.58%
Carnival Corp.	127,350	6,226,141
Club Mediterranee S.A.* (France) (Note 7)	5,945	381,261
International Game Technology	106,050	4,044,747
		10,652,149

Household Durables - 0.03%
LG Electronics, Inc. (South Korea) (Note 7)	1,750	117,720

Internet & Catalog Retail - 0.06%
Audible, Inc.*	26,625	255,866

Leisure Equipment & Products - 0.05%
Sankyo Co. Ltd. (Japan) (Note 7)	2,500	110,069
Sega Sammy Holdings, Inc. (Japan) (Note 7)	3,600	81,962
		192,031

Media - 5.35%
Acme Communications, Inc.	12,250	67,497
Cablevision Systems Corp. - Class A*	140,170	4,594,773
Comcast Corp. - Class A*	171,360	4,568,458
DreamWorks Animation SKG, Inc. - Class A*	2,895	84,766
The E.W. Scripps Co. - Class A	126,740	5,487,842
Grupo Televisa S.A. - ADR (Mexico) (Note 7)	3,400	95,370
Impresa S.A. (SGPS)* (Portugal) (Note 7)	9,075	63,400
Mediacom Communications Corp.*	21,580	186,235
Mediaset S.p.A. (Italy) (Note 7)	7,725	87,804
Playboy Enterprises, Inc. - Class B*	5,175	50,663
Reed Elsevier plc - ADR (United Kingdom) (Note 7)	4,500	227,430
Reuters Group plc (United Kingdom) (Note 7)	18,375	175,436
Time Warner, Inc.	301,086	6,211,404
Wolters Kluwer N.V. (Netherlands) (Note 7)	5,100	151,566
		22,052,644

Multiline Retail - 0.04%
PPR (France) (Note 7)	885	154,498

Specialty Retail - 1.97%
Build-A-Bear Workshop, Inc.*	5,500	151,525
KOMERI Co. Ltd. (Japan) (Note 7)	2,500	76,170

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
Limited Brands, Inc.	145,250	$4,004,543
Tractor Supply Co.*	75,155	3,888,520
		8,120,758

Textiles, Apparel & Luxury Goods - 0.06%
Adidas AG (Germany) (Note 7)	1,870	111,888
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) (Note 7)	1,000	117,306
		229,194
Total Consumer Discretionary		42,242,336

Consumer Staples - 9.00%
Beverages - 2.57%
The Coca-Cola Co.	186,855	9,751,962
Diageo plc (United Kingdom) (Note 7)	6,410	135,729
Hansen Natural Corp.*	2,350	89,770
Heineken N.V. (Netherlands) (Note 7)	2,110	113,263
Kirin Brewery Co. Ltd. (Japan) (Note 7)	8,000	121,202
Scottish & Newcastle plc (United Kingdom) (Note 7)	30,500	376,272
		10,588,198

Food & Staples Retailing - 0.06%
Tesco plc (United Kingdom) (Note 7)	26,120	241,547

Food Products - 5.16%
Cadbury Schweppes plc (United Kingdom) (Note 7)	36,210	482,192
Groupe Danone (France) (Note 7)	1,250	206,636
Kellogg Co.	67,500	3,571,425
Lancaster Colony Corp.	375	15,836
Nestle S.A. (Switzerland) (Note 7)	17,385	6,907,780
Royal Numico N.V. (Koninklijke Numico N.V.) (Netherlands) (Note 7)	2,960	163,818
Suedzucker AG (Germany) (Note 7)	2,600	53,535
Unilever plc - ADR (United Kingdom) (Note 7)	314,932	9,860,521
		21,261,743

Household Products - 0.07%
Central Garden & Pet Co.	5,650	83,676
Kao Corp. (Japan) (Note 7)	2,000	55,077
Reckitt Benckiser plc (United Kingdom) (Note 7)	3,060	168,317
		307,070

Personal Products - 1.14%
Clarins S.A. (France) (Note 7)	4,805	402,957
The Estee Lauder Companies, Inc. - Class A	81,720	4,202,042
L'Oreal S.A. (France) (Note 7)	980	117,835
		4,722,834

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Total Consumer Staples		$37,121,392

Energy - 7.16%
Energy Equipment & Services - 5.89%
Abbot Group plc (United Kingdom) (Note 7)	72,485	379,723
Baker Hughes, Inc.	60,480	4,861,987
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France) (Note 7)	2,600	543,543
National-Oilwell Varco, Inc.*	59,356	5,036,357
Pride International, Inc.*	8,625	282,986
Schlumberger Ltd.	106,547	7,866,365
Weatherford International Ltd.*	101,030	5,303,065
		24,274,026

Oil, Gas & Consumable Fuels - 1.27%
BP plc (United Kingdom) (Note 7)	9,950	112,505
Eni S.p.A. (Italy) (Note 7)	7,035	234,510
Evergreen Energy, Inc.*	7,175	43,265
Forest Oil Corp.*	1,700	59,908
Foundation Coal Holdings, Inc.	1,825	71,887
Hess Corp.	76,270	4,328,322
Mariner Energy, Inc.*	1,375	31,006
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)	1,000	89,220
Royal Dutch Shell plc - Class B (United Kingdom) (Note 7)	3,414	121,166
Total S.A. (France) (Note 7)	2,200	163,483
		5,255,272
Total Energy		29,529,298

Financials - 7.51%
Capital Markets - 1.04%
The Charles Schwab Corp.	5,400	103,248
Daiwa Securities Group, Inc. (Japan) (Note 7)	4,000	45,099
Deutsche Bank AG (Germany) (Note 7)	1,425	220,496
Franklin Resources, Inc.	1,215	159,542
Janus Capital Group, Inc.	7,555	189,026
Macquarie Bank Ltd. (Australia) (Note 7)	2,050	148,084
Mellon Financial Corp.[1]	2,550	109,471
Merrill Lynch & Co., Inc.	2,160	194,897
Morgan Stanley	1,810	152,058
Nomura Holdings, Inc. (Japan) (Note 7)	2,300	44,568
SEI Investments Co.	47,655	2,908,385
		4,274,874

Commercial Banks - 4.49%
Aareal Bank AG* (Germany) (Note 7)	3,950	209,123
The Bancorp, Inc.*	9,910	239,128

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
BNP Paribas (France) (Note 7)	1,050	$122,713
Boston Private Financial Holdings, Inc.	5,525	153,650
The Chugoku Bank Ltd. (Japan) (Note 7)	5,000	67,465
Commerzbank AG (Germany) (Note 7)	3,075	154,113
Credit Agricole S.A. (France) (Note 7)	2,840	120,440
The Hachijuni Bank Ltd. (Japan) (Note 7)	9,000	62,903
HSBC Holdings plc (United Kingdom) (Note 7)	18,685	346,703
HSBC Holdings plc - ADR (United Kingdom) (Note 7)	1,575	145,467
Huntington Bancshares, Inc.	3,775	83,729
KeyCorp	2,625	93,660
Marshall & Ilsley Corp.	2,175	104,444
Mitsubishi UFJ Financial Group, Inc. (Japan) (Note 7)	6	62,777
PNC Financial Services Group, Inc.	66,074	4,896,083
Royal Bank of Scotland Group plc (United Kingdom) (Note 7)	14,810	571,517
Societe Generale (France) (Note 7)	665	142,007
Societe Generale - ADR (France) (Note 7)	1,850	79,026
The Sumitomo Trust & Banking Co. Ltd. (Japan) (Note 7)	12,000	118,323
SunTrust Banks, Inc.	1,500	126,630
TCF Financial Corp.	6,360	172,229
U.S. Bancorp	146,766	5,041,412
UniCredito Italiano S.p.A. (Italy) (Note 7)	21,270	219,993
Wachovia Corp.	86,434	4,800,544
Wells Fargo & Co.	2,150	77,163
Wilmington Trust Corp.	3,480	140,801
Zions Bancorporation	2,075	169,735
		18,521,778

Consumer Finance - 0.10%
Capital One Financial Corp.	1,125	83,543
Nelnet, Inc. - Class A	11,870	319,184
		402,727

Diversified Financial Services - 1.32%
Bank of America Corp.	85,377	4,345,689
Citigroup, Inc.	5,290	283,650
Financiere Marc de Lacharriere S.A. (Fimalac) (France) (Note 7)	2,930	315,840
ING Groep N.V. (Netherlands) (Note 7)	3,225	148,033
JPMorgan Chase & Co.	5,415	282,122
Moody’s Corp.	1,260	83,311
		5,458,645

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.47%
Allianz SE (Germany) (Note 7)	3,180	$723,763
Ambac Financial Group, Inc.	1,595	146,421
American International Group, Inc.	2,695	188,407
Axa (France) (Note 7)	2,675	123,846
MBIA, Inc.	2,035	141,555
Muenchener Rueckver AG (Germany) (Note 7)	1,580	282,208
Principal Financial Group, Inc.	975	61,903
Torchmark Corp.	825	56,348
Willis Group Holdings Ltd. (United Kingdom) (Note 7)	5,715	234,429
		1,958,880

Real Estate Management & Development - 0.07%
Alstria Office AG* (Germany) (Note 7)	13,000	280,268

Thrifts & Mortgage Finance - 0.02%
Countrywide Financial Corp.	1,770	65,632
Total Financials		30,962,804

Health Care - 17.05%
Biotechnology - 1.28%
Amgen, Inc.*	36,025	2,310,643
Cepheid, Inc.*	20,400	231,336
Genzyme Corp.*	37,180	2,428,226
Monogram Biosciences, Inc.*	81,840	153,041
Senomyx, Inc.*	12,190	164,199
		5,287,445

Health Care Equipment & Supplies - 7.56%
Advanced Medical Optics, Inc.*	5,180	209,427
Bausch & Lomb, Inc.	61,505	3,618,339
Boston Scientific Corp.*	629,981	9,726,907
The Cooper Companies, Inc.	94,360	4,821,796
Dexcom, Inc.*	41,700	332,349
Edwards Lifesciences Corp.*	4,215	206,535
ev3, Inc.*	27,300	487,305
Foxhollow Technologies, Inc.*	34,365	765,996
Gen-Probe, Inc.*	4,150	212,107
IDEXX Laboratories, Inc.*	3,200	288,544
Inverness Medical Innovations, Inc.*	15,275	611,764
Ithaka Acquisition Corp.*	24,470	135,319
Kyphon, Inc.*	16,570	772,328
Medtronic, Inc.	113,495	6,007,290
Mentor Corp.	8,800	342,408
Micrus Endovascular Corp.*	5,175	115,040
OraSure Technologies, Inc.*	39,000	290,550

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
ResMed, Inc.*	4,230	$178,760
Respironics, Inc.*	4,990	203,392
SonoSite, Inc.*	10,920	316,462
The Spectranetics Corp.*	24,180	250,747
STAAR Surgical Co.*	476	2,418
Straumann Holding AG (Switzerland) (Note 7)	1,025	300,946
Wright Medical Group, Inc.*	41,550	981,411
		31,178,140

Health Care Providers & Services - 1.36%
AMN Healthcare Services, Inc.*	15,500	377,425
Cross Country Healthcare, Inc.*	18,630	366,825
Patterson Companies, Inc.*	4,520	162,991
Sonic Healthcare Ltd. (Australia) (Note 7)	61,200	726,140
Tenet Healthcare Corp.*	532,176	3,948,746
		5,582,127

Health Care Technology - 1.01%
AMICAS, Inc.*	112,310	331,315
Eclipsys Corp.*	164,840	3,089,102
Emageon, Inc.*	21,470	247,120
iSOFT Group plc* (United Kingdom) (Note 7)	345,440	288,367
WebMD Health Corp. - Class A*	4,300	223,600
		4,179,504

Life Sciences Tools & Services - 3.13%
Affymetrix, Inc.*	140,240	3,684,105
Caliper Life Sciences, Inc.*	108,822	615,933
Illumina, Inc.*	4,064	132,608
Invitrogen Corp.*	52,730	3,452,233
Luminex Corp.*	28,650	396,803
PerkinElmer, Inc.	183,595	4,442,999
QIAGEN N.V.* (Netherlands) (Note 7)	8,900	157,797
		12,882,478

Pharmaceuticals - 2.71%
AstraZeneca plc (United Kingdom) (Note 7)	675	36,980
AstraZeneca plc - ADR (United Kingdom) (Note 7)	1,500	81,465
Barr Pharmaceuticals, Inc.*	12,359	597,681
GlaxoSmithKline plc (United Kingdom) (Note 7)	6,775	196,288
Novartis AG - ADR (Switzerland) (Note 7)	163,987	9,526,005
Sanofi-Aventis (France) (Note 7)	837	77,068
Shire plc (United Kingdom) (Note 7)	7,480	174,987
Takeda Pharmaceutical Co. Ltd. (Japan) (Note 7)	1,400	91,169
Valeant Pharmaceuticals International	22,045	397,251
		11,178,894

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Total Health Care		$70,288,588

Industrials - 9.20%
Aerospace & Defense - 0.93%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil) (Note 7)	78,885	3,700,495
Hexcel Corp.*	6,000	130,200
		3,830,695

Air Freight & Logistics - 1.68%
Deutsche Post AG (Germany) (Note 7)	6,705	231,560
TNT N.V. (Netherlands) (Note 7)	4,000	181,151
United Parcel Service, Inc. - Class B	92,592	6,521,255
		6,933,966

Airlines - 3.37%
AirTran Holdings, Inc.*	14,860	163,609
AMR Corp.*	1,275	33,265
Continental Airlines, Inc. - Class B*	900	32,904
Deutsche Lufthansa AG (Germany) (Note 7)	8,080	242,774
JetBlue Airways Corp.*	430,355	4,264,818
Southwest Airlines Co.	639,510	9,176,968
		13,914,338

Commercial Services & Supplies - 0.04%
ChoicePoint, Inc.*	2,150	81,636
Covanta Holding Corp.*	2,700	66,258
		147,894

Electrical Equipment - 0.11%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland) (Note 7)	5,800	115,768
Gamesa Corporacion Tecnologica S.A. (Spain) (Note 7)	7,235	252,135
Hubbell, Inc. - Class B	1,200	62,028
Plug Power, Inc.*	14,830	46,863
		476,794

Industrial Conglomerates - 3.01%
3M Co.	95,545	7,908,260
Sonae S.A. (SGPS) (Portugal) (Note 7)	33,275	90,807
Tyco International Ltd. (Bermuda) (Note 7)	134,965	4,403,908
		12,402,975

Machinery - 0.06%
FANUC Ltd. (Japan) (Note 7)	500	49,301
Heidelberger Druckmaschinen AG (Germany) (Note 7)	2,145	101,942
Schindler Holding AG (Switzerland) (Note 7)	1,400	90,036
		241,279
Total Industrials		37,947,941
The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Information Technology - 16.29%
Communications Equipment - 3.71%
Blue Coat Systems, Inc.*	10,895	$381,979
Cisco Systems, Inc.*	279,725	7,479,846
ECI Telecom Ltd.* (Israel) (Note 7)	110,595	924,574
Harris Stratex Networks, Inc. - Class A*	11,080	220,935
Ixia*	23,935	205,362
Juniper Networks, Inc.*	244,510	5,467,244
Plantronics, Inc.	3,250	81,608
Spirent Communications plc* (United Kingdom) (Note 7)	344,400	518,187
		15,279,735

Computers & Peripherals - 1.25%
EMC Corp.*	340,660	5,171,219

Electronic Equipment & Instruments - 1.04%
AU Optronics Corp. - ADR (Taiwan) (Note 7)	22,060	350,975
KEYENCE Corp. (Japan) (Note 7)	220	49,204
LG. Philips LCD Co. Ltd. - ADR* (South Korea) (Note 7)	150,350	3,038,574
LoJack Corp.*	31,705	583,372
Samsung SDI Co. Ltd. (South Korea) (Note 7)	4,510	265,579
		4,287,704

Internet Software & Services - 0.15%
iPass, Inc.*	73,210	391,674
Online Resources Corp.*	20,080	221,683
		613,357

IT Services - 4.95%
Automatic Data Processing, Inc.	135,627	6,070,665
CheckFree Corp.*	202,761	6,824,935
Gevity HR, Inc.	12,460	232,379
MoneyGram International, Inc.	9,390	266,958
Paychex, Inc.	1,475	54,723
RightNow Technologies, Inc.*	27,480	408,353
Western Union Co.	311,915	6,565,811
		20,423,824

Office Electronics - 0.02%
Boewe Systec AG (Germany) (Note 7)	1,220	74,745

Semiconductors & Semiconductor Equipment - 0.19%
Cabot Microelectronics Corp.*	2,850	91,599
Hynix Semiconductor, Inc.* (South Korea) (Note 7)	3,260	112,275
Netlogic Microsystems, Inc.*	15,700	482,932
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 7)	9,905	104,399
		791,205

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

		Value
Pro-Blend® Maximum Term Series	Shares	(Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 4.98%
Agile Software Corp.*	27,750	$199,523
Aladdin Knowledge Systems Ltd.* (Israel) (Note 7)	24,670	516,590
Amdocs Ltd.* (Guernsey) (Note 7)	18,265	671,239
Applix, Inc.*	25,245	331,972
Borland Software Corp.*	93,255	519,430
Electronic Arts, Inc.*	104,388	5,262,199
Misys plc (United Kingdom) (Note 7)	22,890	114,878
NAVTEQ Corp.*	106,840	3,777,862
Opsware, Inc.*	51,620	414,509
Salesforce.com, Inc.*	86,785	3,644,970
SAP AG (Germany) (Note 7)	3,200	154,701
Sonic Solutions*	43,330	564,590
Square Enix Co. Ltd. (Japan) (Note 7)	3,000	76,839
Take-Two Interactive Software, Inc.*	4,700	90,099
TIBCO Software, Inc.*	388,285	3,541,159
UbiSoft Entertainment S.A.* (France) (Note 7)	4,830	240,554
Utimaco Safeware AG (Germany) (Note 7)	22,790	424,473
		20,545,587
Total Information Technology		67,187,376

Materials - 2.35%
Chemicals - 1.43%
Arkema* (France) (Note 7)	40	2,404
Bayer AG (Germany) (Note 7)	5,260	361,447
Calgon Carbon Corp.*	10,750	85,032
Lonza Group AG (Switzerland) (Note 7)	36,763	3,614,186
NITTO DENKO Corp. (Japan) (Note 7)	39,700	1,767,841
Tronox, Inc. - Class A	5,590	78,987
		5,909,897

Paper & Forest Products - 0.92%
Louisiana-Pacific Corp.	182,055	3,588,304
Norbord, Inc. (Canada) (Note 7)	25,850	196,391
		3,784,695
Total Materials		9,694,592

Telecommunication Services - 0.05%
Diversified Telecommunication Services - 0.05%
Swisscom AG - ADR (Switzerland) (Note 7)	3,425	120,526
Telenor ASA - ADR (Norway) (Note 7)	1,300	73,151
Total Telecommunication Services		193,677

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

	Shares/	Value
Pro-Blend® Maximum Term Series	Principal Amount	(Note 2)

COMMON STOCKS (continued)

Utilities - 3.81%
Electric Utilities - 1.27%
American Electric Power Co., Inc.	96,765	$4,859,538
E.ON AG (Germany) (Note 7)	2,075	313,797
Westar Energy, Inc.	2,825	76,896
		5,250,231

Independent Power Producers & Energy Traders - 1.37%
Mirant Corp.*	125,550	5,633,429

Multi-Utilities - 1.17%
Aquila, Inc.*	38,040	157,105
National Grid plc (United Kingdom) (Note 7)	11,210	176,287
Suez S.A. (France) (Note 7)	1,725	98,811
Xcel Energy, Inc.	182,880	4,405,579
		4,837,782
Total Utilities		15,721,442

TOTAL COMMON STOCKS
(Identified Cost $301,367,054)		340,889,446

WARRANTS - 0.02%
Health Care - 0.02%
Health Care Equipment & Supplies - 0.01%
Ithaka Acquisition Corp., 8/3/2009	89,790	45,793

Life Sciences Tools & Services - 0.01%
Caliper Life Sciences, Inc., 8/10/2011	4,132	7,768

TOTAL WARRANTS
(Identified Cost $50,500)		53,561

U.S. TREASURY SECURITIES - 8.15%
U.S. Treasury Bonds - 5.95%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $23,240,521)	$22,705,000	24,526,713

U.S. Treasury Notes - 2.20%
U.S. Treasury Note, 4.75%, 1/31/2012
(Identified Cost $9,061,843)	9,000,000	9,087,543

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $32,302,364)		33,614,256

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2007 (unaudited)

	Shares/	Value
Pro-Blend® Maximum Term Series	Principal Amount	(Note 2)

SHORT-TERM INVESTMENTS - 9.83%
Dreyfus Treasury Cash Management - Institutional Shares	3,696,809	$3,696,809
Fannie Mae Discount Note, 6/1/2007	$20,000,000	19,912,167
U.S. Treasury Bill, 5/17/2007	10,000,000	9,978,822
U.S. Treasury Bill, 7/5/2007	7,000,000	6,939,842

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $40,528,079)		40,527,640

TOTAL INVESTMENTS - 100.67%
(Identified Cost $374,247,997)		415,084,903

LIABILITIES, LESS OTHER ASSETS - (0.67%)		(2,747,815)

NET ASSETS - 100%		$412,337,088

*Non-income producing security
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series (unaudited)

April 30, 2007

ASSETS:

Investments, at value (identified cost $374,247,997) (Note 2)	$415,084,903
Foreign currency, at value (cost $18,222)	18,283
Receivable for securities sold	5,471,237
Receivable for fund shares sold	2,211,551
Interest receivable	365,009
Dividends receivable	167,005
Foreign tax reclaims receivable	117,443
Prepaid expenses	348

TOTAL ASSETS	423,435,779

LIABILITIES:

Accrued management fees (Note 3)	326,053
Accrued fund accounting and transfer agent fees (Note 3)	19,811
Accrued directors' fees (Note 3)	575
Accrued Chief Compliance Officer service fees (Note 3)	476
Payable for securities purchased	9,001,777
Payable for fund shares repurchased	1,728,225
Audit fees payable	21,774

TOTAL LIABILITIES	11,098,691

TOTAL NET ASSETS	$412,337,088

NET ASSETS CONSIST OF:

Capital stock	$220,962
Additional paid-in-capital	349,435,002
Undistributed net investment income	992,074
Accumulated net realized gain on investments, foreign currency and other assets and liabilities	20,848,782
Net unrealized appreciation on investments, foreign currency and other assets and liabilities	40,840,268

TOTAL NET ASSETS	$412,337,088

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($412,337,088/22,096,217 shares)	$18.66

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series (unaudited)

For the Six Months Ended April 30, 2007

INVESTMENT INCOME:

Dividends (net of foreign tax withheld, $65,277)	$2,194,162
Interest	1,097,658

Total Investment Income	3,291,820

EXPENSES:

Management fees (Note 3)	1,710,430
Fund accounting and transfer agent fees (Note 3)	122,795
Directors' fees (Note 3)	3,520
Chief Compliance Officer service fees (Note 3)	2,827
Custodian fees	16,860
Miscellaneous	48,555

Total Expenses	1,904,987

NET INVESTMENT INCOME	1,386,833

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments	21,454,019
Foreign currency and other assets and liabilities	(10,192)

21,443,827

Net change in unrealized appreciation on -
Investments	6,495,161
Foreign currency and other assets and liabilities	2,389

6,497,550

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	27,941,377

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,328,210

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	For the Six
	Months Ended	For the
	4/30/07	Year Ended
	(unaudited)	10/31/06

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,386,833	$2,113,602
Net realized gain on investments and foreign currency	21,443,827	18,903,630
Net change in unrealized appreciation on investments and foreign currency	6,497,550	18,949,486

Net increase from operations	29,328,210	39,966,718

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(2,001,704)	(1,013,785)
From net realized gain on investments	(19,147,965)	(14,737,690)

Total distributions to shareholders	(21,149,669)	(15,751,475)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	118,444,471	74,951,894

Net increase in net assets	126,623,012	99,167,137

NET ASSETS:

Beginning of period	285,714,076	186,546,939

End of period (including undistributed net investment income of $992,074 and $1,606,945, respectively)	$412,337,088	$285,714,076

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series

	For the Six
	Months Ended
	4/30/07	For the Years Ended
	(unaudited)	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period	$18.35	$16.79	$15.00	$13.05	$10.86	$12.85

Income (loss) from investment operations:
Net investment income	0.06	0.14	0.08	0.04	0.04	0.11
Net realized and unrealized gain (loss) on investments	1.52	2.80	2.11	1.94	2.25	(1.36)

Total from investment operations	1.58	2.94	2.19	1.98	2.29	(1.25)

Less distributions to shareholders:
From net investment income	(0.12)	(0.08)	(0.05)	(0.03)	(0.10)	(0.15)
From net realized gain on investments	(1.15)	(1.30)	(0.35)	-	-	(0.59)

Total distributions to shareholders	(1.27)	(1.38)	(0.40)	(0.03)	(0.10)	(0.74)

Net asset value - End of period	$18.66	$18.35	$16.79	$15.00	$13.05	$10.86

Total return[1]	8.88%	18.87%	14.84%	15.20%	21.20%	(10.68%)

Ratios (to average net assets)/Supplemental Data:
Expenses*	1.11%[2]	1.16%	1.20%	1.20%	1.20%	1.20%
Net investment income	0.81%[2]	0.94%	0.51%	0.31%	0.37%	0.97%

Portfolio turnover	31%	56%	61%	68%	73%	99%

Net assets - End of period (000's omitted)	$412,337	$285,714	$186,547	$131,747	$91,859	$62,482

*The investment advisor did not impose all of its management fee in some periods.  If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:
N/A	N/A	0.02%	0.06%	0.09%	0.16%

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the "Series") are no-load diversified series of Manning & Napier Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash, and is managed according to specific goals. The goals are as follows: Pro-Blend® Conservative Term Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary goal is long-term growth of capital; secondary goal is preservation of capital. Pro-Blend® Maximum Term Series - primary goal is long-term growth of capital.

Each Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2007, 1.26 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as Pro-Blend® Conservative Term Series Class A common stock, 62.5 million each have been designated as Pro-Blend® Moderate Term Series Class A common stock and Pro-Blend® Extended Term Series Class A common stock, and 75 million have been designated as Pro-Blend® Maximum Term Series Class A common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation
Portfolio securities, including domestic equities, foreign equities, exchange-traded funds, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, corporate bonds and mortgage-backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors (the “Board”).

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)
Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date, with the exception of exchange-traded funds as noted previously.

Security Transactions, Investment Income and Expenses
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Board, taking into consideration, among other things, the nature and type of expense.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment
Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

Notes to Financial Statements (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)
In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series account for such dollar rolls as purchases and sales. Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series and Pro-Blend® Extended Term Series had TBA dollar rolls outstanding as of April 30, 2007, which are included in Payable for Purchases of Delayed Delivery Securities on the Statement of Assets and Liabilities.

Restricted Securities
Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of each applicable Series’ Investment Portfolio.

Federal Taxes
Each Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Distributions of Income and Gains
Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications
The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund.  In the normal course of business, the Fund may also enter into contracts that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Other
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)

3. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.80% for Pro-Blend® Conservative Term Series and 1.00% for Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least February 28, 2008, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct fund operating expenses for the Series at no more than 1.00% for Pro-Blend® Conservative Term Series Class A and 1.20% for Pro-Blend® Moderate Term Series Class A, Pro-Blend® Extended Term Series Class A and Pro-Blend® Maximum Term Series Class A, of average daily net assets each year. Accordingly, the Advisor waived fees of $1,218 for the Pro-Blend® Conservative Term Series Class A for the six months ended April 30, 2007, which is reflected as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2007, the Advisor did not waive its management fee or reimburse any expenses of the Pro-Blend® Moderate Term Series Class A, Pro-Blend® Extended Term Series Class A or the Pro-Blend® Maximum Term Series Class A. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For fund accounting and transfer agent services, the Fund pays the Advisor an annual fee of 0.11% of the Fund’s average daily net assets up to $900 million, 0.07% of the Fund’s average daily net assets between $900 million and $1.5 billion, and 0.04% of the Fund’s average daily net assets over $1.5 billion. Additionally, certain transaction and account-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) under which BISYS serves as sub-accounting services and sub-transfer agent.

Notes to Financial Statements (unaudited)

4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2007, purchases and sales of securities, other than short-term securities, were as follows:

	Purchases		Sales
	Other		Other
Series	Issuers	Government	Issuers	Government
Pro-Blend® Conservative Term Series	$10,232,171	$13,774,035	$7,077,638	$11,589,458
Pro-Blend® Moderate Term Series	58,035,041	85,079,485	54,560,758	77,076,548
Pro-Blend® Extended Term Series	119,017,814	139,332,882	106,999,786	121,474,692
Pro-Blend® Maximum Term Series	169,252,432	9,061,875	98,450,309	-

5. CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares:

	For the Six Months		For the Year
	Ended 4/30/07		Ended 10/31/06
	Shares	Amount	Shares	Amount
Pro-Blend® Conservative Term Series:
Sold	1,968,014	$24,018,387	3,009,966	$35,659,270
Reinvested	243,849	2,950,581	184,871	2,139,923
Repurchased	(1,005,346)	(12,263,029)	(1,238,815)	(14,659,968)
Total	1,206,517	$14,705,939	1,956,022	$23,139,225

Pro-Blend® Moderate Term Series:
Sold	4,253,145	$56,916,087	9,634,665	$122,654,372
Reinvested	1,231,174	16,300,744	959,265	11,751,483
Repurchased	(2,400,081)	(32,188,400)	(3,647,779)	(46,290,436)
Total	3,084,238	$41,028,431	6,946,151	$88,115,419

Notes to Financial Statements (unaudited)

5. CAPITAL STOCK TRANSACTIONS (continued)

Transactions in Class A shares:

	For the Six Months		For the Year
	Ended 4/30/07		Ended 10/31/06
	Shares	Amount	Shares	Amount
Pro-Blend® Extended Term Series:
Sold	4,914,191	$82,196,877	7,260,181	$115,245,329
Reinvested	2,322,922	38,165,608	1,665,492	25,152,958
Repurchased	(4,398,265)	(73,034,161)	(3,779,043)	(59,780,442)
Total	2,838,848	$47,328,324	5,146,630	$80,617,845

Pro-Blend® Maximum Term Series:
Sold	7,665,707	$ 139,143,793	6,055,159	$102,468,626
Reinvested	1,175,372	21,062,668	992,699	15,692,899
Repurchased	(2,313,441)	(41,761,990)	(2,592,617)	(43,209,631)
Total	6,527,638	$118,444,471	4,455,241	$74,951,894

The Advisor owned 30,079 shares of the Pro-Blend® Conservative Term Series (0.4% of shares outstanding) valued at $372,378 and 25,965 shares of the Pro-Blend® Maximum Term Series (0.1% of shares outstanding) valued at $484,507 on April 30, 2007.

6. FINANCIAL INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2007.

7. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8. FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes to Financial Statements (unaudited)

8. FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2006 were as follows:

	Pro-Blend®	Pro-Blend®	Pro-Blend®	Pro-Blend®
	Conservative	Moderate	Extended	Maximum
	Term Series	Term Series	Term Series	Term Series
Ordinary income	$1,193,410	$4,957,551	$9,116,789	$6,006,845
Long-term capital gains	960,513	6,864,491	16,373,571	9,744,630

At April 30, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	Pro-Blend®	Pro-Blend®	Pro-Blend®	Pro-Blend®
	Conservative	Moderate	Extended	Maximum
	Term Series	Term Series	Term Series	Term Series
Cost for federal income tax purposes	$84,059,204	$322,104,637	$482,073,425	$374,778,031

Unrealized appreciation	$4,054,501	$28,652,362	$68,993,162	$44,940,606
Unrealized depreciation	(523,623)	(2,995,804)	(6,129,309)	(4,633,734)

Net unrealized appreciation	$3,530,878	$25,656,558	$62,863,853	$40,306,872

9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 provides guidance for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 needs to be implemented no later than the first required financial statement reporting period for its fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the Series’ financial statements.

In addition, in September 2006, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosure about fair value measurements. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair value methods and applications. At this time, management is evaluating the implications of FAS 157, but it is not expected to materially impact the Series’ financial statements.

Renewal of Investment Advisory Agreement (unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) annual in-person meeting, held on November 16, 2006, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, Inc. (the “Advisor”) was reviewed by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and reviewed by the Board. In addition, at the meeting of the Board, representatives of the Advisor presented additional oral and written information to help the Board evaluate the Advisor’s performance under the Agreement over the previous year. The Board then deliberated on the renewal of the Agreement in light of the various material provided prior to and at the meeting.

In connection with its review and deliberations, the Board considered the following factors and reached a conclusion with respect to such factors.

•
The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•
The Board considered the investment performance of the various Series of the Fund. The investment performance for each Series was reviewed on a cumulative basis since inception and on a one year basis. In addition, annualized peformance for the following time periods was considered: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided for each time period. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Fund’s actual performance and comparative performance, especially performance over the current market cycle.

•
The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 6 of the 18 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement is reasonable.

•
The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database.

Renewal of Investment Advisory Agreement (unaudited)

Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the High Yield Bond Series, are currently below the median and mean for similar funds as listed on Morningstar. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

•
The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research products provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•
In addition to the factors described above, the Board considered the Advisor’s personnel, the Advisor’s investment strategies, the Advisor’s policies and procedures relating to compliance with personal securities transactions, and the Advisor’s reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•
The Board did not consider economies of scale at this time because of the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, and the overall size of the Fund complex.

Based on the Board’s conclusions regarding the factors described above, the Board, including a majority of Directors that are “not interested” as defined in the Investment Company Act of 1940, approved the renewal of the Agreement for another year. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone    1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site       http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                                          1-800-466-3863
On the SEC’s web site                    http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone                                          1-800-466-3863
On the SEC’s web site                    http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone                                     1-800-466-3863
On the SEC’s web site               http://www.sec.gov
On the Advisor’s web site        http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT AND FEES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

See Investment Portfolios under Item 1 on this Form N-CSR.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 12: EXHIBITS

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex-99.CERT.

(a)(3) Not applicable.

(b) A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
June 29, 2007

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
June 29, 2007